[GRAPHIC]


[GRAPHIC]
FORUM
FUNDS


SEMI-ANNUAL REPORT
SEPTEMBER 30, 1998

INVESTORS HIGH GRADE
BOND FUND

INVESTORS BOND FUND

TAXSAVER BOND FUND

MAINE MUNICIPAL
BOND FUND

NEW HAMPSHIRE
BOND FUND

INVESTORS GROWTH FUND

PAYSON BALANCED FUND

PAYSON VALUE FUND

--------------------------------------------------------------------------------

TABLE OF CONTENTS                                             SEPTEMBER 30, 1998
--------------------------------------------------------------------------------

A Message to Our Shareholders.....................    1
Discussion: Forum Investment Advisors, LLC........    2
Forum Funds Performance...........................    3

FINANCIAL STATEMENTS OF THE FORUM FUNDS

Schedules of Investments:

  Investors High Grade Bond Fund..................    4
  Investors Bond Fund.............................    5
  TaxSaver Bond Fund..............................    7
  Maine Municipal Bond Fund.......................    10
  New Hampshire Bond Fund.........................    15
  Investors Growth Fund...........................    18
  Payson Balanced Fund............................    20
  Payson Value Fund...............................    22

Notes to Schedule of Investments..................    23

Statements of Assets and Liabilities..............    24

Statements of Operations..........................    26

Statements of Changes in Net Assets...............    28

Financial Highlights..............................    32

Notes to Financial Statements.....................    36

                                               FORUM FUNDS-Registered Trademark-

                 (This page has been left blank intentionally.)

--------------------------------------------------------------------------------

A MESSAGE TO OUR SHAREHOLDERS
--------------------------------------------------------------------------------

                                                      September 30, 1998
Dear Investor,

    Forum Funds is pleased to send you this semi-annual report for the period ended September 30, 1998, and to share with you the financial highlights of the period and our perspective on the financial markets.

    Total net assets for the eight Forum Funds (the "Funds") in this semi-annual report now stand at over $270 million. The fiscal year for the Funds began on an upbeat note, as the stock market continued to leap from height to height. But as the summer heated up, the market began cooling off, and by the end of September, investors had good reason to be concerned. As measured by the Standard & Poor's 500, the market was down nearly 15% from its July high, although it still showed a gain of about 6% for the calendar year. For the six month period ending September 30, 1998, the Morningstar Growth Fund Average had a total return of -13.82%; however, our Investors Growth Fund did somewhat better, showing a total return of -10.28%, not including the impact of the maximum 3.75% sales charges. Fortunately, the conservative approach our portfolio manager has toward the Fund somewhat mitigated the damage caused by the falling market.

    Investors in our fixed income funds have more to be grateful for. In contrast to our stock funds, total returns on fixed income funds have been positive during the most recent six month period. For example, Investors High Grade Bond Fund had a total return of 6.60% for the period, not including the maximum 3.75% sales charges. To put that figure in perspective, note that the Morningstar Corporate Bond -- High Quality Funds average had a total return of 5.23% for the same period. There certainly has been volatility in the bond market, but the trend in interest rates has been consistently down. Investors in the High Grade Bond Fund also benefited from the financial crisis in emerging market economies as the period came to a close, because this caused a flight to quality.

    This report includes additional performance information on all the Forum Funds. As you consider these figures, keep in mind the relatively short period they cover and the volatility of the markets in which the Funds invest. Most important, we urge you to stay focused on your longer term investment objectives rather than short-term performance. We will continue to seek out opportunities for each fund that will allow them, and you, to meet your investment objectives over time.

    Thank you for the confidence you have placed in Forum Funds. We will strive to continue meeting your needs by providing superior investment service. If you have questions, please discuss them with your local investment professional or call us at 207-879-0001.

                                      Sincerely,
                                      [SIGNATURE]
                                      John Y. Keffer
                                      PRESIDENT

                                               FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------

DISCUSSION: FORUM INVESTMENT ADVISORS, LLC
--------------------------------------------------------------------------------

ECONOMIC AND FINANCIAL DEVELOPMENTS

    As U.S. economic growth continued at a somewhat reduced rate through the most recent calendar quarter, long-simmering troubles were coming to a boil elsewhere in the world. Emerging, and particularly Asian, economies showed evidence of significant, indeed almost crippling weakness. The most notorious cases were the financial meltdown in Russia and the well-publicized troubles that resulted in a bailout of a highly leveraged investment hedge fund. These multiple crises left the markets gripped by fear, when only shortly before, excessive optimism was the dominant mood.

    At the end of the calendar quarter, signs that global weakness would impact the U.S. economy strengthened. Unemployment rose to a rate of 4.6% in September, its highest in six months. A University of Michigan survey showed consumer confidence falling. Consumer purchases account for about two-thirds of U.S. economic activity, so, declining confidence is a predicator of a slowdown in spending -- and in the economy. These factors raised hopes of interest rate cuts by the Federal Reserve Board and caused Wall Street analysts to cut estimates for corporate earnings growth.

    Adding fuel to the fire, these dramatic events caused a pullback in lending by banks. A credit crunch was feared and concerns about severe economic repercussions arose. A traditional "flight to quality" caused the U.S. government bond market to perform strongly (to the detriment of the stock market). The yield difference between Treasury bonds and corporate and mortgage-backed bonds widened significantly. To these factors add a lack of liquidity and you get the kind of crisis in confidence that brings the doomsayers out of the woodwork.

    Troubles in global economies and financial markets are certain to keep investors on edge and volatility high, yet it is unclear exactly what their impact will be on U.S. corporate earnings growth. It is generally agreed that earnings growth is continuing to slow but there is disagreement on whether the stock market is appropriately valuing those earnings. Bears believe a recession or worse lies ahead, and conclude that stocks are overpriced. Bulls say that although earnings growth is slowing, interest rates remain low, and besides -- sheer numbers argue for continued growth in investing as more and more people put money into retirement plans. Bears and Bulls would probably agree that interest rates will likely stay where they are or decline. Obviously, neither perspective is 100% on the mark, making it imperative for each investor to keep foremost in mind their individual objectives and time horizon as they allocate assets among funds offered.

                                       2       FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------

FORUM FUNDS PERFORMANCE
--------------------------------------------------------------------------------

The volatile markets made fund management a more than ordinary challenge over the past six months. Forum Funds took the challenge and achieved competitive total returns. All of our fixed income funds were able to surpass the total returns of their respective benchmarks, with the best returns going to the Investors High Grade Bond Fund which invested in the highest quality instruments. The equity funds turned in a mixed performance relative to their benchmarks, with the best relative returns going to the Investors Growth Fund which started up less than a year ago.

                         SUMMARY PERFORMANCE INDICATORS
           SIX MONTH TOTAL RETURN -- PERIOD ENDING SEPTEMBER 30, 1998

                                                                                                             FORUM VS.
                                                                                  FORUM         INDEX          INDEX
                                                                               -----------  --------------  ------------
Investors High Grade Bond Fund...............................................       6.60%        5.23%(1)         1.37%
Investors Bond Fund..........................................................       4.85%        4.61%(2)         0.24%
TaxSaver Bond Fund...........................................................       4.19%        3.98%(3)         0.21%
Maine Municipal Bond Fund....................................................       4.12%        3.98%(3)         0.14%
New Hampshire Bond Fund......................................................       4.39%        3.98%(3)         0.41%
Investors Growth Fund........................................................     -10.28%      -13.82%(4)         3.54%
Payson Balanced Fund.........................................................     -17.35%       -5.78%(5)       -11.57%
Payson Value Fund............................................................     -19.12%      -11.15%(6)        -7.97%

      (1) MORNINGSTAR Corporate Bond-High Quality Funds Average:
       270 Funds Rated
      (2) MORNINGSTAR Corporate Bond-General Funds Average:
       544 Funds Rated
      (3) MORNINGSTAR Municipal Bond-National Funds Average:
       550 Funds Rated
      (4) MORNINGSTAR Growth Funds Average:
       1,585 Funds Rated
      (5) MORNINGSTAR Balanced Funds Average:
       426 Funds Rated
      (6) MORNINGSTAR Growth & Income Funds Average:
       728 Funds Rated

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. FORUM AND MORNINGSTAR RETURN FIGURES DO NOT INCLUDE THE EFFECT OF THE MAXIMUM 3.75% SALES CHARGES. DURING THE PERIOD CERTAIN FEES AND EXPENSES WERE WAIVED BY THE SERVICE PROVIDERS. WITHOUT THESE WAIVERS TOTAL RETURN AND RANKINGS WOULD HAVE BEEN LOWER.

                                       3       FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------
INVESTORS HIGH GRADE BOND FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 1998 (unaudited)
--------------------------------------------------------------------------------

                                    SECURITY
    FACE AMOUNT                   DESCRIPTION                    VALUE
------------------------------------------------------------  -----------
CORPORATE BONDS & NOTES (18.9%)
$          1,000,000 ABN Amro Bank, North America Finance,
                      Inc., 8.25%, 8/1/09...................  $ 1,134,165
             500,000 BankAmerica Corp., 8.125%, 2/1/02.......     544,515
           2,000,000 Comerica Bank, 8.375%, 7/15/24..........   2,317,828
             500,000 Dean Witter Discover, 6.25%, 3/15/00....     509,495
           2,000,000 Mercantile Bancorporation, 7.30%,
                      6/15/07...............................    2,219,748
                                                              -----------
Total Corporate Bonds & Notes
  (cost $6,506,715)                                             6,725,751
                                                              -----------
GOVERNMENT AGENCY NOTES (7.0%)
FHLB (3.8%)
           1,350,000 6.555%, 4/15/99.........................   1,360,881
FHLMC (0.9%)
             300,000 6.60%, 11/12/99.........................     304,953
FNMA (2.3%)
             750,000 7.50%, 2/11/02..........................     814,043
                                                              -----------
Total Government Agency Notes
  (cost $2,422,078)                                             2,479,877
                                                              -----------
GOVERNMENT MORTGAGE BACKED SECURITIES (14.4%)
GNMA
             845,717 Pool 382828, 6.50%, 4/15/28.............     865,253
             547,742 Pool 400138, 6.50%, 4/15/28.............     560,395
             116,413 Pool 430637, 6.50%, 4/15/28.............     119,102
             234,831 Pool 462566, 6.50%, 3/15/28.............     240,255
              43,921 Pool 463682, 6.50%, 3/15/28.............      44,935


                                    SECURITY
    FACE AMOUNT                   DESCRIPTION                    VALUE
------------------------------------------------------------  -----------

GOVERNMENT MORTGAGE BACKED SECURITIES, CONTINUED
$            845,608 Pool 463821, 6.50%, 4/15/28............. $   865,143
           1,119,751 Pool 463822, 6.50%, 4/15/28.............   1,145,616
             658,513 Pool 468812, 6.50%, 4/15/28.............     673,724
              71,818 Pool 473533, 6.50%, 4/15/28.............      73,477
             219,478 Pool 473541, 6.50%, 4/15/28.............     224,548
             295,137 Pool 474630, 6.50%, 4/15/28.............     301,955
                                                              -----------
Total Government Mortgage Backed Securities
  (cost $4,998,929)                                             5,114,403
                                                              -----------
U.S. TREASURY NOTES (56.7%)
          12,000,000 6.625%, 3/31/02.........................  12,866,256
           1,000,000 5.875%, 2/15/04.........................   1,072,800
           2,000,000 7.25%, 5/15/04..........................   2,283,180
           3,000,000 6.50%, 8/15/05..........................   3,383,220
             500,000 6.25%, 2/15/07..........................     561,560
                                                              -----------
Total U.S. Treasury Notes
  (cost $19,164,766)                                           20,167,016
                                                              -----------
SHORT-TERM HOLDINGS (3.0%)
              88,540 Dreyfus Government Cash Management
                      Fund..................................       88,540
           1,000,000 Quincy Savings Bank CP, 5.51%,
                      10/5/98...............................      999,388
                                                              -----------
Total Short-Term Holdings
  (cost $1,087,928)                                             1,087,928
                                                              -----------
Total Investments (100.0%)
  (cost $34,180,416)                                          $35,574,975
                                                              -----------
                                                              -----------

See Notes to Schedule of Investments.  4       FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------
INVESTORS BOND FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 1998 (unaudited)
--------------------------------------------------------------------------------

                                    SECURITY
    FACE AMOUNT                   DESCRIPTION                    VALUE
------------------------------------------------------------  -----------
COLLATERALIZED MORTGAGE OBLIGATIONS (1.8%)
FHLMC (0.4%)
$            291,892 Series 90 135-A, 8.75%, 5/15/00......... $   298,028
                                                              -----------
OTHER (1.4%)
             189,411 Merrill Lynch Mortgage Investors, Inc.,
                      Series 89 E, 9.40%, 9/15/09...........      203,681
             970,612 RTC, Series 92 C8 D, 8.84%, 12/25/23
                      (b)...................................      964,546
                                                              -----------
Total Other                                                     1,168,227
                                                              -----------
Total Collateralized Mortgage Obligations
  (cost $1,422,913)                                             1,466,255
                                                              -----------
CORPORATE BONDS & NOTES (68.3%)
           1,725,000 ABN Amro Bank, North America Finance,
                      Inc., 8.25%, 8/1/09...................    1,956,433
             500,000 AT&T Corp., 4.375%, 5/1/99..............     497,935
             500,000 Alabama Power Co., 6.375%, 8/1/99.......     504,625
             250,000 American Express Credit Co., 6.125%,
                      6/15/00...............................      254,940
             750,000 Associates Corp. of North America,
                      6.625%, 6/15/05.......................      808,822
             330,000 Associates Corp. of North America,
                      6.375%, 11/15/05......................      352,377
             500,000 Atlanta Gas Light Co., 5.90%, 10/6/03...     518,135
             600,000 Banc One Corp., 7.60%, 5/1/07                678,594
           1,000,000 BankAmerica Corp., 7.125%, 5/1/06.......   1,096,240
             500,000 Bear Stearns Cos., Inc., 6.75%,
                      4/15/03...............................      524,740
             500,000 Bell Atlantic Corp., 5.05%, 10/1/98.....     500,000
             250,000 Boeing Co., 6.35%, 6/15/03..............     266,310
             500,000 Boeing Co., 8.10%, 11/15/06.............     601,165
           3,000,000 CBS, Inc., ACA insured, 7.625%,
                      1/1/02................................    3,199,914
             250,000 CNA Financial Corp., 6.25%, 11/15/03....     258,012
           4,250,000 Chase Capital, 6.313% V/R, 8/1/28.......   4,158,838
             500,000 Chase Manhattan Bank, N.A., 9.75%,
                      11/1/01...............................      562,763
           5,000,000 Comerica Bank, 8.375%, 7/15/24..........   5,794,570
           1,000,000 Commercial Credit Co., 7.875%,
                      7/15/04...............................    1,129,250
           1,000,000 Commercial Credit Co., 7.375%,
                      4/15/05...............................    1,105,690


                                    SECURITY
    FACE AMOUNT                   DESCRIPTION                    VALUE
------------------------------------------------------------  -----------
CORPORATE BONDS & NOTES, CONTINUED
$            500,000 Commercial Credit Co., 6.625%,
                      11/15/06..............................  $   538,405
           3,000,000 Conseco, Inc., 8.70%, 11/15/26..........   3,139,539
           1,000,000 Dow Chemical Co., 8.625%, 4/1/06........   1,198,540
             250,000 Duke Power Corp., 5.875%, 6/1/01........     256,607
             500,000 Dupont Corp., 8.125%, 3/15/04...........     573,395
             500,000 Eli Lilly & Co., 8.125%, 12/1/01........     548,250
             500,000 First Chicago NBD Corp., 8.10%,
                      3/1/02................................      546,805
             500,000 First Chicago NBD Corp., 6.125%,
                      2/15/06...............................      518,055
             600,000 Ford Motor Co., 7.25%, 10/1/08..........     691,848
             250,000 Ford Motor Credit Co., 7.25%, 5/15/99...     253,475
             500,000 Ford Motor Credit Co., 6.375%,
                      4/15/00...............................      510,940
           1,000,000 Ford Motor Credit Co., 7.50%, 6/15/04...   1,115,650
             545,000 Ford Motor Credit Co., 6.25%, 12/8/05...     572,533
           1,500,000 Ford Motor Credit Co., 6.125%, 1/9/06...   1,559,895
             400,000 International Lease Finance Corp.,
                      8.375%, 12/15/04......................      467,396
             500,000 J.P. Morgan & Co., Inc., 7.625%,
                      9/15/04...............................      559,405
           1,000,000 J.P. Morgan & Co., Inc., 6.25%,
                      12/15/05..............................    1,036,160
             450,000 Lehman Brothers Holdings, Inc., 5.57%
                      V/R, 1/12/99 (a)......................      449,900
           1,000,000 Lehman Brothers Holdings, Inc., 7.20%,
                      8/15/09...............................      983,530
           2,000,000 Lehman Brothers Holdings, Inc., 8.50%,
                      8/1/15................................    2,032,980
           1,000,000 Leucadia Capital Trust I, 8.65%,
                      1/15/27...............................      898,057
             750,000 Merchants National Corp. (a National
                      City Corp. subsidiary), 9.875%,
                      10/1/99...............................      781,894
             500,000 Merrill Lynch & Co., Inc., 7.00%,
                      3/15/06...............................      536,770
             500,000 Merrill Lynch & Co., Inc., 7.00%,
                      1/15/07...............................      538,945
             250,000 Morgan Stanley Group, Inc., 7.50%,
                      9/1/99................................      255,450

See Notes to Schedule of Investments.  5       FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------
INVESTORS BOND FUND
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 1998 (unaudited)
--------------------------------------------------------------------------------

                                    SECURITY
    FACE AMOUNT                   DESCRIPTION                    VALUE
------------------------------------------------------------  -----------
CORPORATE BONDS & NOTES, CONTINUED
$            500,000 Morgan Stanley Group, Inc., 6.75%,
                      3/4/03................................  $   530,795
           1,000,000 NTC Capital, 6.208% V/R, 1/15/27........     959,659
           1,000,000 Nacolah Holding Corp. (a Sammons
                      Enterprises, Inc. subsidiary), 9.50%,
                      12/1/03...............................    1,051,618
             500,000 Northern Telecom, Ltd., 6.00%, 9/1/03...     514,480
             500,000 Norwest Financial, Inc., 6.20%,
                      9/15/99...............................      505,360
             250,000 Norwest Financial, Inc., 6.125%,
                      8/1/03................................      260,485
             500,000 Paine Webber, Inc., 9.25%, 12/15/01.....     560,235
             700,000 Republic New York Corp., 8.375%,
                      2/15/07...............................      829,234
           2,000,000 SIGECO, 5.82% V/R, 12/1/98 (a)..........   2,000,000
             500,000 Seagram Co., Ltd., 8.35%, 11/15/06......     588,250
           1,000,000 Sears Roebuck Acceptance Corp., 6.70%,
                      11/15/06..............................    1,075,570
             500,000 Security Pacific Corp., 6.00%, 5/1/00...     508,885
             500,000 Southern New England Telephone, 7.125%,
                      8/1/07................................      563,590
           2,000,000 SunAmerica, Inc., 6.75%, 10/1/07........   2,147,257
                                                              -----------
Total Corporate Bonds & Notes
  (cost $55,677,150)                                           57,429,195
                                                              -----------
GOVERNMENT MORTGAGE BACKED SECURITIES (6.2%)
FHLMC (0.2%)
             115,187 Pool 502128, 9.00%, 10/1/04.............     120,328
                                                              -----------
GNMA (6.0%)
              88,434 Pool 406467, 6.50%, 3/15/26.............      90,552
             152,228 Pool 452743, 6.50%, 12/15/27............     155,808
           1,662,382 Pool 462480, 6.50%, 1/15/28.............   1,700,783
             495,028 Pool 462903, 6.50%, 2/15/28.............     506,463


                                    SECURITY
    FACE AMOUNT                   DESCRIPTION                    VALUE
------------------------------------------------------------  -----------

GNMA, CONTINUED
$          2,556,012 Pool 463821, 6.50%, 4/15/28............. $ 2,615,059
                                                              -----------
Total GNMA                                                      5,068,665
                                                              -----------
Total Government Mortgage Backed Securities
  (cost $5,070,570)                                             5,188,993
                                                              -----------
MUNICIPAL BONDS (3.4%)
           1,219,183 Coffee County, GA, Hospital Authority
                      RV, Taxable Anticipation Certificates,
                      Series B, ACA Insured, 9.00%, 12/1/12
                      (b)...................................    1,433,672
           1,316,720 Coffee County, GA, Hospital Authority
                      RV, Taxable Anticipation Certificates,
                      Series B, 9.00%, 12/1/12 (b)..........    1,427,211
                                                              -----------
Total Municipal Bonds
  (cost $2,680,620)                                             2,860,883
                                                              -----------
PREFERRED STOCK (4.7%)
           4,000,000 Irwin Financial Corp., Capital Trust
                      I.....................................    1,070,000
           6,850,000 NCBE Capital Trust......................   1,806,688
           8,000,000 Simmons First National Corp.............   1,050,000
                                                              -----------
Total Preferred Stock
  (cost $3,738,300)                                             3,926,688
                                                              -----------
U.S. TREASURY NOTES (14.0%)
          11,000,000 6.625%, 3/31/02
                        (cost $11,379,219)..................   11,794,068
                                                              -----------
SHORT-TERM HOLDINGS (1.6%)
           1,369,372 Dreyfus Government Cash Management Fund
                        (cost $1,369,372)...................    1,369,372
                                                              -----------
Total Investments (100.0%)
  (cost $81,338,144)                                          $84,035,454
                                                              -----------
                                                              -----------

See Notes to Schedule of Investments.  6       FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------
TAXSAVER BOND FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 1998 (unaudited)
--------------------------------------------------------------------------------

                                    SECURITY
    FACE AMOUNT                   DESCRIPTION                    VALUE
------------------------------------------------------------  -----------
MUNICIPAL BONDS (99.2%)
COLORADO (3.3%)
$          1,000,000 Douglas County, CO, SD #1, GO Bonds,
                      Series A, 8.00%, 12/15/09.............  $ 1,337,380
                                                              -----------
FLORIDA (2.7%)
           1,000,000 Cooper City, FL, Sales Tax RV, 7.25%,
                      10/1/11...............................    1,086,000
                                                              -----------
GUAM (1.5%)
             560,000 Guam Power Authority RV, Series A, AMBAC
                      insured, 6.30%, 10/1/12...............      617,529
                                                              -----------
ILLINOIS (3.9%)
             450,000 Illinois Development Finance Authority
                      RV, Community Rehabilitation Providers
                      Facilities Acquisition Program, Series
                      92, 8.25%, 8/1/12.....................      455,544
           1,000,000 Illinois State, GO, 5.70%, 4/1/10.......   1,083,470
                                                              -----------
                                                                1,539,014
                                                              -----------
INDIANA (3.6%)
             100,000 Hamilton Southeastern IN Conservative
                      School Building Corp. RV, First
                      Mortgage, 6.25%, 7/1/99...............      102,166
             100,000 Hendricks, IN, Economic Development
                      Income Tax RV, Series A, 5.95%,
                      7/1/99................................      101,877
             100,000 Indiana Bond Bank RV, Special Program,
                      Series A2, Sumitomo Bank, Ltd., LOC,
                      6.30%, 1/1/00.........................      103,126
             100,000 Indiana Bond Bank RV, Special Program,
                      Series B, 6.00%, 8/1/01...............      105,644
             100,000 Indiana Health Facilities Financing
                      Authority Hospital RV, Community
                      Hospital of Indiana, Series A & B,
                      MBIA insured, 6.35%, 7/1/03...........      110,033
             100,000 Indiana Muni Power Agency, Power Supply
                      System RV, Series B, MBIA insured,
                      5.00%, 1/1/00.........................      101,774
             100,000 Indiana Transportation Finance Authority
                      Airport Facilities Lease RV, Series A,
                      6.00%, 11/1/01........................      106,070


                                    SECURITY
    FACE AMOUNT                   DESCRIPTION                    VALUE
------------------------------------------------------------  -----------
INDIANA, CONTINUED
$            100,000 Logansport, IN, Multi-Purpose School
                      Building Corp. RV, First Mortgage,
                      5.40%, 7/1/00.........................  $   102,811
             100,000 Monroe County, IN, School Building Corp.
                      RV, First Mortgage, 5.80%, 1/15/00....      102,668
             100,000 Noblesville, IN, West School Building
                      Corp., First Mortgage, 6.35%,
                      7/1/99................................      102,066
             100,000 North Harrison, IN, High School Building
                      Corp., First Mortgage, 4.90%,
                      7/1/99................................      101,112
             100,000 Shelby County, IN, Jail Building Corp.,
                      Jail Facilities RV, First Mortgage,
                      MBIA insured, ETM USG, 6.05%,
                      7/15/02...............................      108,104
             100,000 South Bend, IN, Sewer Works RV, FGIC
                      insured, 4.50%, 12/1/98...............      100,194
             100,000 South Vermillion, IN, Middle School
                      Building Corp., Educational Facilities
                      RV, First Mortgage, 5.00%, 1/15/00....      101,644
                                                              -----------
                                                                1,449,289
                                                              -----------
KENTUCKY (3.0%)
           1,000,000 Kenton County, KY, Water District RV,
                      6.00%, 2/1/17.........................    1,090,730
             100,000 Kentucky Housing Corp. Housing RV,
                      Series B, 5.05%, 7/1/06...............      104,542
                                                              -----------
                                                                1,195,272
                                                              -----------
LOUISIANA (3.6%)
           1,000,000 Louisiana Public Facilities Authority
                      RV, Extended Care Facilities
                      Authority-Comm-Care Corp., 11.00%,
                      2/1/14................................    1,451,720
                                                              -----------
MARYLAND (1.6%)
             625,000 Maryland State EDA Health Care
                      Facilities RV, Crescent Cities
                      Project, Series A, 5.30%, 12/20/18....      648,025
                                                              -----------
MICHIGAN (7.4%)
             250,000 Comstock Park, MI, Public Schools GO
                      Bonds, 6.00%, 5/1/06..................      282,515
           1,000,000 Grand Rapids, MI, Water Supply RV, FGIC
                      insured, 6.50%, 1/1/15................    1,073,920

See Notes to Schedule of Investments.  7       FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------
TAXSAVER BOND FUND
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 1998 (unaudited)
--------------------------------------------------------------------------------

                                    SECURITY
    FACE AMOUNT                   DESCRIPTION                    VALUE
------------------------------------------------------------  -----------
MICHIGAN, CONTINUED
$            250,000 Kent County, MI, Building Authority GO
                      Bonds, 5.10%, 12/1/07.................  $   267,612
             200,000 Michigan Muni Bond Authority RV, Series
                      G, AMBAC insured, 6.20%, 11/1/04......      224,896
           1,000,000 Michigan State Strategic Fund Ltd.,
                      Detroit Edison Co., Project-BB, 6.50%,
                      2/15/02...............................    1,089,160
                                                              -----------
                                                                2,938,103
                                                              -----------
MISSOURI (1.5%)
             500,000 Sikeston, MO, Electric RV, 6.00%,
                      6/1/16................................      584,335
                                                              -----------
MONTANA (2.7%)
           1,000,000 Forsyth, MT, PCR Refunding, Montana
                      Power Co., Series A, AMBAC insured,
                      6.125%, 5/1/23........................    1,097,130
                                                              -----------
NEBRASKA (2.8%)
           1,000,000 Douglas County, NE, SD #017, GO Bonds,
                      Millard, MBIA insured, 6.25%,
                      10/1/17...............................    1,099,730
                                                              -----------
NEW JERSEY (2.8%)
           1,000,000 Essex County, NJ, Improvement Authority
                      RV, Utilities System East Orange
                      Franchise, MBIA insured, 6.00%,
                      7/1/18................................    1,128,580
                                                              -----------
NEW YORK (1.0%)
             350,000 New York State Thruway Authority,
                      Service Contract RV, Local Highway and
                      Bridge Project, 5.75%, 4/1/06.........      385,668
                                                              -----------
NORTH CAROLINA (3.4%)
             750,000 Mecklenburg County, NC, Industrial
                      Facilities & PCR Financing Authority
                      RV, Fluor Corp. Project, 5.25%,
                      12/1/09...............................      780,727
             505,000 North Carolina Eastern Muni Power RV,
                      Series A, USG COLL 6.00%, 1/1/26......      594,905
                                                              -----------
                                                                1,375,632
                                                              -----------


                                    SECURITY
    FACE AMOUNT                   DESCRIPTION                    VALUE
------------------------------------------------------------  -----------
OHIO (27.2%)
$          1,000,000 Butler County, OH, Transportation RV,
                      Improvement District, Series A, FSA
                      insured, 6.00%, 4/1/11................  $ 1,143,550
           1,000,000 Cleveland, OH, Public Power RV, 7.00%,
                      11/15/01..............................    1,100,410
           2,000,000 Hamilton, OH, Electrical System Mortgage
                      RV, Series A, FGIC insured, 6.00%,
                      10/15/23..............................    2,182,340
             700,000 Lakota, OH, SD UTGO Bonds, AMBAC
                      insured, 6.25%, 12/1/14...............      802,214
             750,000 Montgomery County, OH, LTGO Bonds,
                      5.30%, 12/1/10........................      816,810
             795,000 Northwest, OH, SD LOC, GO Bonds, FGIC
                      insured, 5.50%, 12/1/12...............      885,980
             500,000 Ohio State Air Quality Development
                      Authority, PCR, Cleveland Electric Co.
                      Project, FGIC insured, 8.00%,
                      12/1/13...............................      577,850
             500,000 Ohio State Public Facilities Community
                      RV, Higher Education Capital
                      Facilities, Series II-A, 5.00%,
                      5/1/05................................      530,615
           1,500,000 Ohio State Turnpike Community RV, Series
                      A, 5.50%, 2/15/24.....................    1,670,715
             655,000 Shelby County, OH, Hospital Facilities
                      RV, Wilson Memorial Hospital, ETM USG,
                      6.40%, 12/1/03........................      700,837
             435,000 Washington County, OH, Hospital
                      Refunding RV, Shelby General Hospital,
                      6.875%, 7/1/03........................      468,321
                                                              -----------
                                                               10,879,642
                                                              -----------
OKLAHOMA (0.7%)
             250,000 Claremore, OK, Public Works Authority
                      Capital Improvement RV, MBIA insured,
                      5.00%, 6/1/05.........................      265,623
                                                              -----------
PENNSYLVANIA (10.7%)
             665,000 Allegheny County, PA, Hospital
                      Development Authority, Health Care RV,
                      Allegheny Valley School Project,
                      7.25%, 2/1/03.........................      703,071

See Notes to Schedule of Investments.  8       FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------
TAXSAVER BOND FUND
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 1998 (unaudited)
--------------------------------------------------------------------------------

                                    SECURITY
    FACE AMOUNT                   DESCRIPTION                    VALUE
------------------------------------------------------------  -----------
PENNSYLVANIA, CONTINUED
$          1,000,000 Allegheny County, PA, Hospital
                      Development Authority, Health Center
                      RV, West Penn Hospital Foundation,
                      Series 90, 8.00%, 1/1/05..............  $ 1,057,620
             500,000 Bucks County, PA, IDA RV, Personal Care,
                      ETM USG, Series A, 10.00%, 5/15/19....      837,500
             350,000 Erie-Western Pennsylvania Port
                      Authority, Pennsylvania Refunding RV,
                      8.25%, 6/15/00........................      376,271
           1,000,000 Hampden, PA, IDA RV, Ralston Purina Co.
                      Project, 8.125%, 1/1/07...............    1,039,540
             110,000 Pennsylvania HEFA RV, Medical College of
                      Pennsylvania, Series 91 B, 7.25%,
                      3/1/05, P/R USG 3/1/01 @102...........      121,097
             125,000 Washington County, PA, IDA Refunding RV,
                      Presbyterian Medical Center, FHA
                      insured, 6.50%, 1/15/02...............      135,401
                                                              -----------
                                                                4,270,500
                                                              -----------
PUERTO RICO (9.6%)
           1,000,000 Commonwealth of Puerto Rico, GO
                      Improvements Bonds, 5.50%, 7/1/13.....    1,104,040
              80,000 Puerto Rico, Industrial, Medical &
                      Environmental RV, Abbott Chemicals,
                      Inc. Project, 6.50%, 7/1/09...........       80,737
           1,860,000 Puerto Rico, Public Finance Corp.,
                      Commonwealth Appropriations RV, Series
                      A, 5.375%, 6/1/18.....................    2,038,783


                                    SECURITY
    FACE AMOUNT                   DESCRIPTION                    VALUE
------------------------------------------------------------  -----------
PUERTO RICO, CONTINUED
$            550,000 University of Puerto Rico RV, Series N,
                      MBIA insured, 6.25%, 6/1/04...........  $   618,860
                                                              -----------
                                                                3,842,420
                                                              -----------
TEXAS (2.0%)
             750,000 Red River Authority, TX, PCR, Remarketed
                      8/1/90, Hoechst Celanese Corp. LOC,
                      7.50%, 8/1/12.........................      817,140
                                                              -----------
VIRGIN ISLANDS (0.7%)
              80,000 Virgin Islands HFA, SFM RV, GNMA
                      Mortgage-Backed, 6.00%, 3/1/07........       83,622
              30,000 Virgin Islands PFA RV, Series B, USG
                      COLL, 7.25%, 10/1/07, P/R 10/1/00 @
                      101...................................       32,395
             135,000 Virgin Islands Water & Power Authority
                      Electric System RV, 5.25%, 7/1/06.....      142,551
                                                              -----------
                                                                  258,568
                                                              -----------
WEST VIRGINIA (3.5%)
           1,300,000 Monongahela County, WV, Pollution RV,
                      Potomac Edison Co. Fort Martin, Series
                      B, 5.95%, 4/1/13......................    1,403,155
                                                              -----------
Total Municipal Bonds (cost $37,970,162)                       39,670,455
                                                              -----------
SHORT-TERM HOLDINGS (0.8%)
             303,397 Boston 1784 Tax Free Money Market Fund
                      (cost $303,397).......................      303,397
                                                              -----------
Total Investments (100.0%) (cost $38,273,559)                 $39,973,852
                                                              -----------
                                                              -----------

See Notes to Schedule of Investments.  9       FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------
MAINE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 1998 (unaudited)
--------------------------------------------------------------------------------

                                    SECURITY
    FACE AMOUNT                   DESCRIPTION                    VALUE
------------------------------------------------------------  -----------
MUNICIPAL BONDS (98.8%)
GENERAL OBLIGATION--BOND BANK (5.5%)
$             10,000 Maine Muni Bond Bank, Series C, 6.45%,
                      11/1/01...............................  $    10,799
              50,000 Maine Muni Bond Bank, Series 88 A,
                      6.70%, 11/1/98........................       50,144
              50,000 Maine Muni Bond Bank, Series 88 A,
                      7.50%, 11/1/05, P/R 11/1/98 @ 102.....       51,177
              40,000 Maine Muni Bond Bank, Series 88 B,
                      7.65%, 11/1/06, P/R 11/1/98 @
                      102.25................................       41,046
              50,000 Maine Muni Bond Bank, Series 88 B,
                      7.85%, 11/1/18, P/R 11/1/98 @ 103.....       51,690
              60,000 Maine Muni Bond Bank, Series 88 C,
                      7.10%, 11/1/02, P/R 11/1/98 @
                      101.25................................       60,943
              50,000 Maine Muni Bond Bank, Series 89 B,
                      7.40%, 11/1/14, P/R 11/1/99 @ 102.....       53,094
             210,000 Maine Muni Bond Bank, Series 90 B,
                      7.20%, 11/1/07, P/R 11/1/00 @ 102.....      228,945
              50,000 Maine Muni Bond Bank, Series 90 B,
                      7.20%, 11/1/11, P/R 11/1/00 @ 102.....       54,510
             150,000 Maine Muni Bond Bank, Series 90 B,
                      7.20%, 11/1/15, P/R USG, 11/1/00 @
                      102...................................      163,532
              25,000 Maine Muni Bond Bank, Series 90 D,
                      7.375%, 11/1/10, P/R USG, 11/1/00 @
                      102...................................       27,340
             100,000 Maine Muni Bond Bank, Series 92 B,
                      6.65%, 11/1/07........................      112,842
              85,000 Maine Muni Bond Bank, Series 92 B,
                      6.75%, 11/1/12........................       96,235
             100,000 Maine Muni Bond Bank, Series 92 C,
                      5.80%, 11/1/99........................      102,590
             150,000 Maine Muni Bond Bank, Series 92 E,
                      5.80%, 11/1/04........................      163,374
              20,000 Maine Muni Bond Bank, Series 93 A,
                      5.00%, 6/1/03.........................       21,209
             205,000 Maine Muni Bond Bank, Series 93 C,
                      5.55%, 11/1/08........................      220,668
              25,000 Maine Muni Bond Bank, Series 93 D,
                      5.90%, 11/1/00........................       26,135

                                    SECURITY
    FACE AMOUNT                   DESCRIPTION                    VALUE
------------------------------------------------------------  -----------
GENERAL OBLIGATION--BOND BANK, CONTINUED
$             80,000 Maine Muni Bond Bank, Sewer & Water
                      Bonds, SRF Program, Series 91 A,
                      7.20%, 11/1/13, P/R USG, 11/1/01 @
                      102...................................  $    89,605
                                                              -----------
                                                                1,625,878
                                                              -----------
GENERAL OBLIGATION--LOCAL (19.6%)
             100,000 Bangor, ME, LTGO Bonds, Bangor
                      International Airport Project, 5.75%,
                      10/1/01...............................      105,310
              25,000 Bangor, ME, LTGO Bonds, Bangor
                      International Airport Project, 5.85%,
                      10/1/02...............................       26,748
             150,000 Bangor, ME, LTGO Bonds, Bangor
                      International Airport Project, 6.00%,
                      10/1/03...............................      163,374
             100,000 Bangor, ME, LTGO Bonds, Bangor
                      International Airport Project, 6.10%,
                      10/1/04...............................      109,150
             250,000 Bangor, ME, LTGO Bonds, Bangor
                      International Airport Project, 6.35%,
                      10/1/07...............................      271,098
             100,000 Bangor, ME, UTGO Bonds, 5.20%,
                      11/1/00...............................      103,270
              60,000 Bangor, ME, UTGO Bonds, 5.50%, 9/1/24...      65,443
             175,000 Bar Harbor, ME, UTGO Bonds, 6.20%,
                      6/1/05................................      197,386
              75,000 Bar Harbor, ME, UTGO Bonds, 6.45%,
                      6/1/09................................       88,642
              25,000 Bath, ME, GO Bonds, 5.625%, 3/1/09......      27,540
              30,000 Bath, ME, UTGO Bonds, 7.45%, 12/1/07....      37,735
              20,000 Bath, ME, UTGO Bonds, 7.50%, 12/1/08....      25,578
              50,000 Brewer, ME, UTGO Bonds, Series A, 6.10%,
                      1/1/03................................       54,414
              50,000 Brewer, ME, UTGO Bonds, Series A, 6.10%,
                      1/1/04................................       55,140
              50,000 Brewer, ME, UTGO Bonds, Series A, 6.10%,
                      1/1/05................................       55,045
              50,000 Brewer, ME, UTGO Bonds, Series A, 6.20%,
                      1/1/06................................       55,114
              50,000 Brunswick, ME, Tax Increment GO Bonds,
                      BTI Project, 5.50%, 11/1/08...........       55,162

See Notes to Schedule of Investments.  10      FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------
MAINE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 1998 (unaudited)
--------------------------------------------------------------------------------

                                    SECURITY
    FACE AMOUNT                   DESCRIPTION                    VALUE
------------------------------------------------------------  -----------
GENERAL OBLIGATION--LOCAL, CONTINUED
$            100,000 Cape Elizabeth, ME, GO Bonds, 5.90%,
                      10/15/12..............................  $   112,399
              25,000 Cape Elizabeth, ME, GO Bonds, 5.90%,
                      10/15/14..............................       28,100
             250,000 Cape Elizabeth, ME, UTGO Bonds, 5.75%,
                      10/15/09..............................      278,995
             100,000 Cumberland County, ME, UTGO Bonds,
                      6.50%, 2/1/03, P/R USG, 2/1/01 @
                      102...................................      108,234
             250,000 Cumberland County, ME, UTGO Bonds,
                      5.25%, 2/1/07.........................      267,405
              25,000 Ellsworth, ME, UTGO Bonds, 7.20%,
                      7/1/08................................       30,771
             250,000 Freeport, ME, UTGO Bonds, 7.25%,
                      9/1/04................................      293,878
              20,000 Freeport, ME, UTGO Bonds, 7.25%,
                      9/1/10................................       25,586
              40,000 Old Orchard Beach, ME, UTGO Bonds, MBIA
                      insured, 6.40%, 9/1/04................       44,916
             215,000 Old Orchard Beach, ME, UTGO Bonds, MBIA
                      insured, 6.60%, 9/1/06................      242,980
              50,000 Old Orchard Beach, ME, UTGO Bonds, MBIA
                      insured, 6.65%, 9/1/07................       56,598
              70,000 Old Orchard Beach, ME, UTGO Bonds, MBIA
                      insured, 6.65%, 9/1/08................       79,236
              35,000 Old Orchard Beach, ME, UTGO Bonds, MBIA
                      insured, 6.65%, 9/1/10................       39,617
              50,000 Portland, ME, GO Bonds, 12.10%,
                      7/1/99................................       53,218
              50,000 Portland, ME, GO Bonds, 10.50%,
                      11/1/99...............................       53,762
             500,000 Portland, ME, GO Bonds, 6.20%, 4/1/05...     565,210
              50,000 Portland, ME, GO Bonds, 12.60%,
                      11/1/05...............................       76,082
             100,000 Portland, ME, GO Bonds, 7.25%,
                      12/1/05...............................      120,575
             790,000 Portland, ME, GO Bonds, 5.30%,
                      6/13/13...............................      839,857
              25,000 Portland, ME, GO Bonds, 6.50%, 4/1/14...      28,710
             150,000 South Portland, ME, GO Bonds, 5.80%,
                      9/1/08................................      171,592


                                    SECURITY
    FACE AMOUNT                   DESCRIPTION                    VALUE
------------------------------------------------------------  -----------
GENERAL OBLIGATION--LOCAL, CONTINUED
$             40,000 South Portland, ME, GO Bonds, 5.80%,
                      9/1/11................................  $    45,877
              25,000 Westbrook, ME, UTGO Bonds, 6.75%,
                      11/15/04..............................       28,928
              75,000 Windham, ME, UTGO Bonds, 0.05%,
                      6/15/08...............................       50,608
             130,000 Winslow, ME, GO Bonds, Crowe Rope
                      Industries Project, Series A, 5.50%,
                      3/1/07................................      141,636
              50,000 Winslow, ME, SD, UTGO Bonds, AMBAC
                      Insured, 7.00%, 10/1/10...............       55,689
              20,000 Winslow, ME, UTGO Bonds, AMBAC insured,
                      6.90%, 10/1/08........................       22,221
              25,000 Winthrop, ME, UTGO Bonds, 5.10%,
                      8/1/04................................       26,571
              25,000 Winthrop, ME, UTGO Bonds, 5.20%,
                      8/1/05................................       26,863
              25,000 Winthrop, ME, UTGO Bonds, 5.30%,
                      8/1/06................................       27,175
              25,000 Winthrop, ME, UTGO Bonds, 5.40%,
                      8/1/07................................       27,490
             250,000 Yarmouth, ME, GO Bonds, AMBAC insured,
                      5.25%, 11/15/09.......................      273,010
              35,000 York, ME, SD, UTGO Bonds, AMBAC insured,
                      6.40%, 3/1/03.........................       37,907
                                                              -----------
                                                                5,777,845
                                                              -----------
GENERAL OBLIGATION--STATE (2.2%)
              10,000 Maine, UTGO Bonds, 9.25%, 3/15/99.......      10,269
             100,000 Maine, UTGO Bonds, 8.50%, 3/1/00........     106,745
             100,000 Maine, UTGO Bonds, 7.50%, 12/15/00......     108,182
              50,000 Maine, UTGO Bonds, 8.00%, 5/1/01........      55,286
              90,000 Maine, UTGO Bonds, 6.40%, 7/1/02........      98,399
              25,000 Maine, UTGO Bonds, 7.50%, 12/15/02......      28,617
             100,000 Maine, UTGO Bonds, 6.50%, 7/1/03........     111,794
             100,000 Maine, UTGO Bonds, Highway Improvements,
                      8.00%, 5/1/02.........................      114,114
                                                              -----------
                                                                  633,406
                                                              -----------
GENERAL OBLIGATION--TERRITORIAL (6.0%)
           1,040,000 Puerto Rico, GO Bonds, MBIA insured,
                      6.50%, 7/1/04.........................    1,184,664

See Notes to Schedule of Investments.  11      FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------
MAINE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 1998 (unaudited)
--------------------------------------------------------------------------------

                                    SECURITY
    FACE AMOUNT                   DESCRIPTION                    VALUE
------------------------------------------------------------  -----------
GENERAL OBLIGATION--TERRITORIAL, CONTINUED
$            525,000 Puerto Rico, GO Bonds, Series 93,
                      MBIA-IBC insured, 5.50%, 7/1/08.......  $   588,268
                                                              -----------
                                                                1,772,932
                                                              -----------
REVENUE--GUAM (8.3%)
              25,000 Guam Government LO Highway RV, Series 92
                      A, FSA insured, 5.60%, 5/1/00.........       25,789
             800,000 Guam Government LO Highway, RV, Series
                      A, FSA insured, 6.25%, 5/1/07.........      876,528
              75,000 Guam Government Water System RV, CGIC
                      insured, 6.85%, 7/1/99................       76,974
           1,335,000 Guam Power Authority RV, Series A, AMBAC
                      insured, 6.30%, 10/1/12...............    1,472,145
                                                              -----------
                                                                2,451,436
                                                              -----------
REVENUE--HEALTH & EDUCATION (20.0%)
              30,000 Maine Educational Loan Authority,
                      Educational Loan RV, Supplemental
                      Education Loan Program, Series 92 A-1,
                      6.80%, 12/1/07........................       32,289
              65,000 Maine Educational Loan Authority,
                      Educational Loan RV, Supplemental
                      Education Loan Program, Series 92 A-1,
                      7.00%, 12/1/16........................       70,061
              20,000 Maine Educational Loan Authority,
                      Educational Loan RV, Supplemental
                      Education Loan Program, Series 92 A-2,
                      7.15%, 12/1/16........................       21,629
              45,000 Maine Educational Loan Marketing Corp.,
                      Student Loan Refunding RV, 6.90%,
                      11/1/03...............................       47,698
              25,000 Maine Educational Loan Marketing Corp.,
                      Student Loan Refunding RV, Series A,
                      6.35%, 5/1/05.........................       26,325
             140,000 Maine HEHFA RV, Cedar Nursing Home, FHA
                      insured, 7.90%, 8/1/32, P/R USG 2/1/00
                      @ 102.................................      150,398
             100,000 Maine HEHFA RV, Colby College Issue,
                      FGIC insured, 6.20%, 7/1/99...........      102,136
             250,000 Maine HEHFA RV, Coves Edge Nursing Home,
                      10.00%, 8/1/20, P/R USG 8/1/00 @
                      103...................................      285,003


                                    SECURITY
    FACE AMOUNT                   DESCRIPTION                    VALUE
------------------------------------------------------------  -----------
REVENUE--HEALTH & EDUCATION, CONTINUED
$            100,000 Maine HEHFA RV, FSA insured, 6.10%,
                      7/1/01................................  $   105,991
              10,000 Maine HEHFA RV, Kennebec Valley Medical
                      Center, FGIC insured, 7.00%, 7/1/05...       10,762
              55,000 Maine HEHFA RV, Kennebec Valley Medical
                      Center, FGIC insured, 7.00% 7/1/15....       59,193
             185,000 Maine HEHFA RV, Maine Medical Center,
                      ETM USG, 6.00%, 10/1/13...............      210,771
             100,000 Maine HEHFA RV, Maine Medical Center,
                      Series C, FSA insured, 5.00%,
                      11/15/08..............................      104,283
              50,000 Maine HEHFA RV, P/R, Series A, 6.10%,
                      7/1/03................................       54,991
             175,000 Maine HEHFA RV, P/R, Series A, FSA
                      insured, 5.50%, 7/1/07................      189,901
             415,000 Maine HEHFA RV, Saint Mary's General
                      Hospital, 8.50%, 7/1/09, P/R 7/1/99 @
                      102...................................      438,733
              25,000 Maine HEHFA RV, Series A, 5.25%,
                      7/1/11................................       26,897
             550,000 Maine HEHFA, RV, Series A, FSA insured,
                      5.25%, 7/1/10.........................      590,986
             100,000 Maine HEHFA RV, Series B, FSA insured,
                      5.875%, 7/1/06........................      107,663
             450,000 Maine HEHFA RV, Series B, FSA insured,
                      5.55%, 7/1/08.........................      484,601
             335,000 Maine HEHFA RV, Series B, MBIA insured,
                      5.00%, 7/1/10.........................      351,743
             155,000 Maine HEHFA RV, Series D, FSA insured,
                      5.20%, 7/1/06.........................      165,732
             500,000 Maine HEHFA RV, Series D, FSA insured,
                      5.30%, 7/1/07.........................      535,555
              25,000 Maine HEHFA RV, Southern Maine Medical
                      Center, AMBAC insured, 7.20%,
                      5/1/06................................       26,785
              15,000 Maine HEHFA RV, Southern Maine Medical
                      Center, AMBAC insured, 7.30%,
                      5/1/14................................       16,056
             100,000 Maine HEHFA RV, U/R Balance Series A,
                      6.10%, 7/1/03.........................      109,279
             325,000 Maine HEHFA RV, U/R Balance, Series A,
                      FSA insured, 5.50%, 7/1/07............      351,858
             950,000 Maine Veterans' Homes RV, 6.80%,
                      10/1/05...............................    1,034,778

See Notes to Schedule of Investments.  12      FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------
MAINE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 1998 (unaudited)
--------------------------------------------------------------------------------

                                    SECURITY
    FACE AMOUNT                   DESCRIPTION                    VALUE
------------------------------------------------------------  -----------
REVENUE--HEALTH & EDUCATION, CONTINUED
$             60,000 University of Maine System RV, 7.20%,
                      9/1/09, P/R USG, 9/1/99 @ 102.........  $    63,242
             105,000 University of Maine System RV, 7.25%,
                      9/1/19, P/R USG, 9/1/99 @ 102.........      110,721
                                                              -----------
                                                                5,886,060
                                                              -----------
REVENUE--HOUSING (4.9%)
             100,000 Maine HSG AUTH RV, Mortgage Purchase,
                      Series 88 C, 8.20%, 11/15/08..........      102,207
              40,000 Maine HSG AUTH RV, Mortgage Purchase,
                      Series 88 D-5, 7.45%, 11/15/11........       43,071
             200,000 Maine HSG AUTH RV, Mortgage Purchase,
                      Series 88 D-6, 7.25%, 11/15/19........      211,978
              15,000 Maine HSG AUTH RV, Mortgage Purchase,
                      Series 89 A-1, 7.625%, 11/15/24.......       15,511
              30,000 Maine HSG AUTH RV, Mortgage Purchase,
                      Series 89 A-2, 7.30%, 11/15/16........       31,117
             110,000 Maine HSG AUTH RV, Mortgage Purchase,
                      Series 90 A-5, Remarketed 5/13/93,
                      6.20%, 11/15/16.......................      116,091
             185,000 Maine HSG AUTH RV, Mortgage Purchase,
                      Series 92 C, 6.55%, 11/15/12..........      195,393
              50,000 Maine HSG AUTH RV, Mortgage Purchase,
                      Series 93 A-1, 5.05%, 11/15/06........       51,895
             300,000 Maine HSG AUTH RV, Mortgage Purchase,
                      Series 94 A-2, 5.20%, 11/15/08........      310,761
             250,000 Maine HSG AUTH RV, Mortgage Purchase,
                      Series 94 C-1, 6.20%, 11/15/07........      266,040
              30,000 Maine State HSG AUTH RV, Series 91 A,
                      FSA insured, 7.40%, 11/15/22..........       31,916
              50,000 Maine HSG AUTH RV, SFM Refunding RV,
                      Series 91-1, 6.90%, 11/1/07...........       53,142


                                    SECURITY
    FACE AMOUNT                   DESCRIPTION                    VALUE
------------------------------------------------------------  -----------
REVENUE--HOUSING, CONTINUED
$             25,000 Maine HSG AUTH RV, SFM Refunding RV,
                      Series 91-1, 7.15%, 11/1/21...........  $    26,563
                                                              -----------
                                                                1,455,685
                                                              -----------
REVENUE--INDUSTRIAL (6.4%)
              15,000 Bath, ME, Sewer Improvements RV, 7.40%,
                      12/1/06...............................       18,519
              25,000 Bucksport, ME, Solid Waste Disposal RV,
                      Champion International Corp. Project,
                      6.25%, 5/1/10, remarketed 5/1/93......       26,537
             530,000 East Millinocket, ME, PCR, Great
                      Northern Nekoosa Corp. Project, ETM
                      USG, 6.70%, 6/1/04....................      581,330
              15,000 Kennebunk, ME, Sewer District RV Bonds,
                      7.10%, 1/1/06.........................       17,687
             165,000 Kennebec, ME, Water District RV, 7.00%,
                      12/1/14, P/R USG, 12/1/01 @ 101.50....      183,798
              40,000 Kennebec, ME, Water District RV, 7.00%,
                      12/1/20, P/R USG, 12/1/01 @ 101.50....       44,557
             500,000 Maine Finance Authority RV, Boise
                      Cascade Corp. Project, 7.90%,
                      6/1/15................................      532,685
             415,000 Regional Waste Systems, Inc., ME, RV,
                      Series A-C, 7.95%, 7/1/10.............      431,895
              25,000 Regional Waste Systems, Inc., ME, RV,
                      Series D-F, 7.60%, 7/1/00.............       25,915
              25,000 Wells Sanitation District, ME, Sewer RV,
                      6.75%, 3/1/00.........................       26,069
                                                              -----------
                                                                1,888,992
                                                              -----------
REVENUE--OTHER (0.0%)
              10,000 Maine Court Facilities Authority Lease
                      Rental RV, 7.15%, 8/1/07, P/R USG,
                      8/1/00 at 102.........................       10,820
                                                              -----------
REVENUE--PUERTO RICO (16.2%)
              15,000 Puerto Rico Highway & Transportation
                      Authority RV, Series U, 5.875%,
                      7/1/99................................       15,278
              20,000 Puerto Rico, Industrial, Medical &
                      Environmental RV, Abbott Chemicals,
                      Inc. Project, 6.50%, 7/1/09...........       20,184

See Notes to Schedule of Investments.  13      FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------
MAINE MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 1998 (unaudited)
--------------------------------------------------------------------------------

                                    SECURITY
    FACE AMOUNT                   DESCRIPTION                    VALUE
------------------------------------------------------------  -----------
REVENUE--PUERTO RICO, CONTINUED
$            500,000 Puerto Rico, Industrial, Tourist,
                      Education, Medical & Environmental RV,
                      Series A, MBIA insured, 5.00%,
                      10/1/15...............................  $   533,760
             300,000 Puerto Rico Infrastructure Financing
                      Authority, U/R Balance, RV, Series A,
                      7.60%, 7/1/00.........................      306,918
             500,000 Puerto Rico, PBA, Guaranteed Public
                      Education & Health Facilities RV,
                      Series M, FSA insured, 5.70%,
                      7/1/09................................      569,200
           2,140,000 Puerto Rico Public Finance Corp.,
                      Commonwealth Appropriations RV, Series
                      A, 5.375%, 6/1/18.....................    2,345,697
             870,000 University of Puerto Rico RV, Series N,
                      MBIA insured 6.25%, 6/1/04............      978,924
                                                              -----------
                                                                4,769,961
                                                              -----------
REVENUE--TRANSPORTATION (3.4%)
             180,000 Maine State Turnpike Authority RV, MBIA
                      insured, 6.00%, 7/1/11................      202,729
             700,000 Maine State Turnpike Authority RV, MBIA
                      insured, 6.00%, 7/1/14................      788,389
                                                              -----------
                                                                  991,118
                                                              -----------


                                    SECURITY
    FACE AMOUNT                   DESCRIPTION                    VALUE
------------------------------------------------------------  -----------
REVENUE--VIRGIN ISLANDS (6.3%)
$            785,000 Virgin Islands PFA RV, Series 89 A,
                      7.30%, 10/1/18, P/R USG 10/1/00 @
                      101...................................  $ 1,022,926
              40,000 Virgin Islands PFA RV, Sub Lien Fund
                      Loan Notes, Series D, 6.00%,
                      10/1/05...............................       42,254
             500,000 Virgin Islands Water & Power Authority
                      Electric System RV, 5.25%, 7/1/06.....      527,965
             250,000 Virgin Islands Water & Power Authority
                      Electric System RV, 5.25%, 7/1/08.....      264,855
                                                              -----------
                                                                1,858,000
                                                              -----------
Total Municipal Bonds
  (cost $27,536,670)                                           29,122,133
                                                              -----------
SHORT-TERM HOLDINGS (1.2%)
             353,969 Boston 1784 Tax Free Money Market Fund
                      (cost $353,969).......................      353,969
                                                              -----------
Total Investments (100.0%)
  (cost $27,890,639)                                          $29,476,102
                                                              -----------
                                                              -----------

See Notes to Schedule of Investments.  14      FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------
NEW HAMPSHIRE BOND FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 1998 (unaudited)
--------------------------------------------------------------------------------

                                    SECURITY
    FACE AMOUNT                   DESCRIPTION                    VALUE
------------------------------------------------------------  ------------
MUNICIPALS (100.0%)
GENERAL OBLIGATION--BOND BANK (3.8%)
$              5,000 New Hampshire Muni Bond Bank, Pinkerton
                      Academy Project, AMBAC insured, 5.25%,
                      6/1/07................................  $      5,337
              25,000 New Hampshire Muni Bond Bank, Series 89
                      B, 6.70%, 7/15/04,
                      P/R USG 7/15/99 @ 102.................        26,143
              25,000 New Hampshire Muni Bond Bank, Series 90
                      A, 6.90%, 1/15/05.....................        26,523
              20,000 New Hampshire Muni Bond Bank, Series 90
                      D, 6.90%, 7/15/03.....................        21,512
              25,000 New Hampshire Muni Bond Bank, Series 91
                      E, 6.90%, 8/15/06.....................        27,651
              25,000 New Hampshire Muni Bond Bank, Series 91
                      K, 6.75%, 1/15/08,
                      P/R USG 1/15/01 @ 102.................        27,160
              10,000 New Hampshire Muni Bond Bank, Series 92
                      D, State Guaranteed, 6.00%, 1/15/11...        11,027
              50,000 New Hampshire Muni Bond Bank, Series 92
                      H, 6.35%, 7/15/06.....................        54,970
             175,000 New Hampshire Muni Bond Bank, Series 92
                      H, 6.50%, 7/15/08.....................       193,308
              50,000 New Hampshire Muni Bond Bank, Series 94
                      A, 5.15%, 11/1/08.....................        53,393
              85,000 New Hampshire Muni Bond Bank, Series 94
                      C, State Guaranteed, 5.80%, 8/15/08...        94,000
                                                              ------------
                                                                   541,024
                                                              ------------
GENERAL OBLIGATION--LOCAL (19.4%)
             155,000 Bedford, NH, UTGO Bonds, 6.70%,
                      8/1/12................................       171,554
             225,000 Belknap County, NH, GO Bonds, MBIA
                      insured, 5.20%, 6/15/13...............       238,644
              50,000 Concord, NH, GO Bonds, FGIC insured,
                      6.05%, 10/15/08.......................        56,067
             100,000 Concord, NH, SD, GO Bonds, 4.70%,
                      10/15/07..............................       105,297
             100,000 Concord, NH, SD, GO Bonds, 5.00%,
                      10/15/10..............................       105,923
             100,000 Concord, NH, UTGO Bonds, MBIA insured,
                      5.00%, 1/15/09........................       105,134
              50,000 Exeter, NH, UTGO Bonds, 5.10%,
                      6/15/05...............................        53,494
              25,000 Exeter, NH, UTGO Bonds, 5.30%,
                      6/15/08...............................        27,539


                                    SECURITY
    FACE AMOUNT                   DESCRIPTION                    VALUE
------------------------------------------------------------  ------------
GENERAL OBLIGATION--LOCAL, CONTINUED
$             90,000 Farmington, NH, SD, GO Bonds, AMBAC
                      insured, 5.55%, 2/15/02...............  $     95,277
              50,000 Franklin, NH, GO Bonds, MBIA insured,
                      5.20%, 10/1/07........................        53,623
             100,000 Goffstown, NH, GO Bonds, SD, AMBAC
                      insured, 5.25%, 8/15/11...............       105,810
              45,000 Keene, NH, UTGO Bonds, 5.15%,
                      10/15/11..............................        48,650
              25,000 Lisbon, NH, Regional School District GO
                      Unlimited Bonds, 5.60%, 2/1/10........        26,549
              50,000 Londonderry, NH, UTGO Bonds, 5.40%,
                      1/15/14...............................        53,215
             250,000 Manchester, NH, Public Improvement
                      Bonds, 5.50%, 11/1/12.................       269,917
              15,000 Manchester, NH, UTGO Bonds, Series 93 A,
                      5.00%, 7/1/04.........................        15,909
             250,000 Manchester, NH, UTGO Bonds, Series 93 A,
                      5.30%, 7/1/07.........................       268,010
              20,000 Nashua, NH, UTGO Bonds, 5.70%,
                      7/15/07...............................        21,510
              15,000 Nashua, NH, UTGO Bonds, 6.80%, 7/1/09...       16,515
             100,000 Nashua, NH, UTGO Bonds, AMBAC insured,
                      5.35%, 7/15/06........................       109,060
              35,000 Nashua, NH, UTGO Bonds, FGIC insured,
                      5.25%, 11/1/09........................        37,784
             100,000 Nashua, NH, UTGO Public Improvement
                      Bonds, 6.80%, 7/1/07..................       110,101
              10,000 Nashua, NH, UTGO Public Improvement
                      Bonds, 6.70%, 11/1/07.................        10,549
              50,000 Oyster River, NH, Cooperative SD State
                      Guaranteed, GO Bonds, Lot A, 5.75%,
                      6/15/07...............................        55,316
             100,000 Oyster River, NH, Cooperative SD State
                      Guaranteed, GO Bonds, Lot A, 5.85%,
                      6/15/08...............................       110,756
              30,000 Salem, NH, GO Bonds, MBIA insured,
                      6.45%, 3/1/04.........................        32,328

See Notes to Schedule of Investments.  15      FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------
NEW HAMPSHIRE BOND FUND
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 1998 (unaudited)
--------------------------------------------------------------------------------

                                    SECURITY
    FACE AMOUNT                   DESCRIPTION                    VALUE
------------------------------------------------------------  ------------
GENERAL OBLIGATION--LOCAL, CONTINUED
$            400,000 Stratham, NH, GO Bonds, SD, AMBAC
                      insured, 5.10%, 1/15/08...............  $    432,068
                                                              ------------
                                                                 2,736,599
                                                              ------------
GENERAL OBLIGATION--STATE (2.8%)
              10,000 New Hampshire State, GO Bonds, 6.00%,
                      9/1/05................................        11,187
             350,000 New Hampshire State Capital Improvement
                      GO Bonds, 5.50%, 9/1/06...............       387,702
                                                              ------------
                                                                   398,889
                                                              ------------
GENERAL OBLIGATION--TERRITORIAL (0.9%)
             110,000 Puerto Rico, GO Bonds, MBIA insured,
                      6.50%, 7/1/04.........................       125,301
                                                              ------------
REVENUE--GUAM (3.1%)
             200,000 Guam Government LO Highway, RV, Series
                      A, FSA insured, 6.25%, 5/1/07.........       219,132
             200,000 Guam Power Authority RV, Series A, AMBAC
                      insured, 6.30%, 10/1/12...............       220,546
                                                              ------------
                                                                   439,678
                                                              ------------
REVENUE--HEALTH & EDUCATION (24.0%)
              25,000 Hudson, NH, Educational Facilities RV,
                      SD, Lot B, 7.30%, 12/15/06............        30,701
              20,000 Hudson, NH, Educational Facilities RV,
                      SD, Lot B, 7.30%, 12/15/08............        25,253
              15,000 Mascenic, NH, Regional SD #1, Lot C,
                      AMBAC insured, 7.20%, 12/15/07........        18,654
              50,000 New Hampshire, HEFA RV (Concord Hospital
                      Issue), AMBAC insured, 5.40%,
                      10/1/06...............................        54,700
           1,000,000 New Hampshire, HEFA RV (Kendal at
                      Hanover Issue), 5.80%, 10/1/12........     1,036,730
             160,000 New Hampshire, HEHFA RV, 6.00%,
                      10/1/13...............................       178,282
              90,000 New Hampshire, HEHFA RV, 6.00%,
                      10/1/13...............................        93,380


                                    SECURITY
    FACE AMOUNT                   DESCRIPTION                    VALUE
------------------------------------------------------------  ------------
REVENUE--HEALTH & EDUCATION, CONTINUED
$             35,000 New Hampshire, HEHFA RV (Elliot Hospital
                      of Manchester), 6.50%, 10/1/11........  $     37,924
             460,000 New Hampshire, HEHFA RV (Elliot Hospital
                      of Manchester), 6.25%, 10/1/21........       496,565
             100,000 New Hampshire, HEHFA RV (Exeter
                      Hospital), 5.25%, 10/1/00.............       102,682
              50,000 New Hampshire, HEHFA RV (Exeter
                      Hospital/Healthcare Issue), 6.00%,
                      10/1/13...............................        53,872
             165,000 New Hampshire, HEHFA RV (Franklin Pierce
                      College), Series 94, 5.50%, 10/1/04...       178,595
              90,000 New Hampshire, HEHFA RV (Franklin Pierce
                      College), Series 94, 5.50%, 10/1/04...        93,371
               5,000 New Hampshire, HEHFA RV (Hitchcock
                      Clinic Issue), MBIA insured, 6.00%,
                      7/1/15................................         5,420
              45,000 New Hampshire, HEHFA RV (Lakes Region
                      Hospital Association), 5.75%,
                      1/1/11................................        48,413
              15,000 New Hampshire, HEHFA RV (Mary Hitchcock
                      Memorial Hospital), FGIC insured,
                      4.90%, 8/15/01........................        15,443
              50,000 New Hampshire, HEHFA RV (Nashua Memorial
                      Hospital), 5.50%, 10/1/02.............        52,550
             400,000 New Hampshire, HEHFA RV, (River Woods at
                      Exeter), 1st Mortgage, 9.00%,
                      3/1/23................................       493,740
             125,000 New Hampshire, HEHFA RV (Rivier
                      College), 6.90%, 1/1/13...............       141,408
              30,000 New Hampshire, HEHFA RV (University
                      System of New Hampshire), MBIA
                      insured, Series 92, 6.00%, 7/1/07.....        32,653
             175,000 New Hampshire, HEHFA RV
                      (Wentworth-Douglass Hospital), 5.40%,
                      1/1/07................................       187,394
                                                              ------------
                                                                 3,377,730
                                                              ------------

See Notes to Schedule of Investments.  16      FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------
NEW HAMPSHIRE BOND FUND
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 1998 (unaudited)
--------------------------------------------------------------------------------

                                    SECURITY
    FACE AMOUNT                   DESCRIPTION                    VALUE
------------------------------------------------------------  ------------
REVENUE--HOUSING (8.2%)
$            500,000 New Hampshire, HSG AUTH RV, MFHR,
                      FHA/VA/RECD MTGS LOC, 5.60%, due
                      7/1/03................................  $    527,780
             125,000 New Hampshire, HSG AUTH RV, Series SB,
                      4.85%, 1/1/05.........................       128,443
              90,000 New Hampshire, HSG AUTH RV, Series SB,
                      4.95%, 1/1/06.........................        92,633
              15,000 New Hampshire, HSG AUTH RV, SFM, 6.75%,
                      7/1/04................................        15,763
              95,000 New Hampshire, HSG AUTH RV, SFM, Series
                      A, 5.25%, 1/1/07......................        98,177
              95,000 New Hampshire, HSG AUTH RV, SFM, Series
                      B, 5.90%, 1/1/07......................        99,765
              95,000 New Hampshire, HSG AUTH RV, SFM, Series
                      B, 6.00%, 1/1/08......................        99,275
              95,000 New Hampshire, HSG AUTH RV, SFM, Series
                      B, 6.00%, 7/1/08......................        99,452
                                                              ------------
                                                                 1,161,288
                                                              ------------
REVENUE--INDUSTRIAL (1.2%)
             140,000 Exeter, NH, UTGO Bonds, Sewer
                      Improvements, 6.25%, 1/15/07..........       151,665
              10,000 New Hampshire State, IDA Solid Waste
                      Disposal RV, Canal Electric Co.
                      Project, FGIC insured, 7.375%,
                      12/1/20...............................        10,865
                                                              ------------
                                                                   162,530
                                                              ------------
REVENUE--OTHER (1.4%)
             200,000 New Hampshire, HEHFA RV, Municipal
                      Demand Notes, FGIC insured, 3.55% V/R,
                      7/1/21................................       200,000
                                                              ------------
REVENUE--PUERTO RICO (8.0%)
              50,000 Commonwealth of Puerto Rico Highway &
                      Transportation Authority RV, Series U,
                      5.875%, 7/1/99........................        50,926


                                    SECURITY
    FACE AMOUNT                   DESCRIPTION                    VALUE
------------------------------------------------------------  ------------
REVENUE--PUERTO RICO, CONTINUED
$             25,000 Puerto Rico Infrastructure Financing
                      Authority, U/R Balance, RV, Series A,
                      7.75%, 7/1/08.........................  $     25,580
             775,000 Puerto Rico, PBA, Guaranteed Public
                      Education and Health Facilities RV,
                      Series M, FSA insured, 5.70%,
                      7/1/09................................       882,260
             145,000 University of Puerto Rico RV, Series N,
                      MBIA insured, 6.25%, 6/1/04...........       163,154
                                                              ------------
                                                                 1,121,920
                                                              ------------
REVENUE--TRANSPORTATION (14.6%)
             550,000 New Hampshire State Turnpike System RV,
                      Series A, FGIC insured, 7.00%,
                      11/1/06...............................       662,381
           1,175,000 New Hampshire State Turnpike System RV,
                      Series A, FGIC insured, 6.75%,
                      11/1/11...............................     1,391,352
                                                              ------------
                                                                 2,053,733
                                                              ------------
REVENUE--VIRGIN ISLANDS (12.6%)
             325,000 Virgin Islands PFA RV, ETM USG, Series
                      89 A, 7.30%, 10/1/18..................       423,504
           1,170,000 Virgin Islands PFA RV, Sub Lien Fund
                      Loan Notes, Series D, 6.00%,
                      10/1/05...............................     1,235,941
             115,000 Virgin Islands Water & Power Authority
                      Electric System RV, 5.25%, 7/1/06.....       121,432
                                                              ------------
                                                                 1,780,877
                                                              ------------
Total Investments (100.0%)
  (cost $13,482,401)                                           $14,099,569
                                                              ------------
                                                              ------------

See Notes to Schedule of Investments.  17      FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------
INVESTORS GROWTH FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 1998 (unaudited)
--------------------------------------------------------------------------------

                                    SECURITY
       SHARES                     DESCRIPTION                    VALUE
------------------------------------------------------------  -----------
COMMON STOCK (93.7%)
AMUSEMENT & RECREATION SERVICES (1.3%)
             15,000 Walt Disney Co..........................  $   379,687
                                                              -----------
BUSINESS SERVICES (10.1%)
              4,000 Automatic Data Processing, Inc..........      299,000
              6,000 Computer Sciences Corp.(c)..............      327,000
             15,000 Fiserv, Inc.(c).........................      690,937
             30,000 Ogden Corp..............................      853,125
             30,000 Oracle Corp.(c).........................      873,750
                                                              -----------
                                                                3,043,812
                                                              -----------
CHEMICALS & ALLIED PRODUCTS (13.9%)
             16,000 Abbott Laboratories.....................      695,000
             16,000 Air Products & Chemicals, Inc...........      476,000
              7,000 E.I. du Pont de Nemours & Co............      392,875
             10,000 Elan Corp. plc ADR(c)...................      720,625
              8,000 Johnson & Johnson.......................      626,000
              6,900 Merck & Co., Inc........................      893,982
             25,000 RPM, Inc................................      360,938
                                                              -----------
                                                                4,165,420
                                                              -----------
COMMUNICATIONS (5.0%)
              6,000 AT&T Corp...............................      350,625
             12,000 Airtouch Communications, Inc.(c)........      684,000
             10,200 SBC Communications, Inc.................      453,262
                                                              -----------
                                                                1,487,887
                                                              -----------
DEPOSITORY INSTITUTIONS (8.0%)
              9,136 BankAmerica Corp........................      488,776
              6,030 Fifth Third Bancorp.....................      346,725
             20,000 First Indiana Corp......................      420,000
             18,000 Norwest Corp............................      644,625
             20,000 Washington Federal, Inc.................      500,000
                                                              -----------
                                                                2,400,126
                                                              -----------
EATING & DRINKING PLACES (3.9%)
             30,000 Tricon Global Restaurants, Inc.(c)......    1,170,000
                                                              -----------
ELECTRIC, GAS & SANITARY SERVICES (2.6%)
             20,000 Republic Industries, Inc.(c)............      291,250
             15,000 SIGCORP, Inc............................      484,687
                                                              -----------
                                                                  775,937
                                                              -----------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT (8.5%)
             10,200 Emerson Electric Co.....................      634,950
             20,000 General Electric Co.....................    1,591,250
             10,000 Northern Telecom, Ltd...................      320,000
                                                              -----------
                                                                2,546,200
                                                              -----------

                                    SECURITY
       SHARES                     DESCRIPTION                    VALUE
------------------------------------------------------------  -----------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT
(1.5%)
             12,000 Gillette Co.............................  $   459,000
                                                              -----------
FOOD & KINDRED PRODUCTS (1.1%)
             11,000 PepsiCo, Inc............................      323,813
                                                              -----------
GENERAL MERCHANDISE STORES (1.5%)
             10,000 Sears, Roebuck & Co.....................      441,875
                                                              -----------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (3.6%)
             10,000 Compaq Computer Corp....................      316,250
              6,000 IBM Corp................................      768,000
                                                              -----------
                                                                1,084,250
                                                              -----------
INSURANCE CARRIERS (5.4%)
             10,125 American International Group, Inc.......      779,625
              1,500 General Re Corp.........................      304,500
             14,000 ReliaStar Financial Corp................      546,000
                                                              -----------
                                                                1,630,125
                                                              -----------
MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL &
OPTICAL GOODS (1.7%)
              6,000 Xerox Corp..............................      508,500
                                                              -----------
MISCELLANEOUS RETAIL (2.9%)
             20,000 Barnes & Noble, Inc.(c).................      540,000
             20,000 Toys "R" Us, Inc.(c)....................      323,750
                                                              -----------
                                                                  863,750
                                                              -----------
NONDEPOSITORY CREDIT INSTITUTIONS (2.1%)
             10,000 FNMA....................................      642,500
                                                              -----------
OIL & GAS EXTRACTION (1.5%)
              9,000 Schlumberger, Ltd.......................      452,814
                                                              -----------
PAPER & ALLIED PRODUCTS (0.7%)
              3,000 Minnesota Mining & Manufacturing Co.....      221,062
                                                              -----------
PETROLEUM REFINING & RELATED INDUSTRIES (5.8%)
              4,000 Amoco Corp..............................      215,500
             10,000 Exxon Corp..............................      701,875
              6,000 Mobil Corp..............................      455,625
              8,000 Royal Dutch Petroleum Co................      381,000
                                                              -----------
                                                                1,754,000
                                                              -----------
PHARMACEUTICAL PREPARATIONS (2.4%)
             14,000 American Home Products Corp.............      733,250
                                                              -----------
RUBBER & MISCELLANEOUS PLASTIC PRODUCTS (1.7%)
             14,000 Nike, Inc. Class B......................      515,375
                                                              -----------

See Notes to Schedule of Investments.  18      FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------
INVESTORS GROWTH FUND
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 1998 (unaudited)
--------------------------------------------------------------------------------

                                    SECURITY
       SHARES                     DESCRIPTION                    VALUE
------------------------------------------------------------  -----------
TOBACCO (3.1%)
             20,000 Philip Morris Cos., Inc.................  $   921,250
                                                              -----------
TRANSPORTATION EQUIPMENT (5.4%)
             13,000 Boeing Co...............................      446,062
             15,000 Chrysler Corp...........................      718,125
              6,000 United Technologies Corp................      458,625
                                                              -----------
                                                                1,622,812
                                                              -----------
Total Common Stock
  (cost $15,075,312)                                           28,143,445
                                                              -----------
                                    SECURITY
       SHARES                     DESCRIPTION                    VALUE
------------------------------------------------------------  -----------
SHORT-TERM HOLDINGS (6.3%)
            350,235 Boston 1784 Institutional US Treasury
                      Money Market Fund.....................  $   350,235
          1,538,511 Dreyfus Government Cash Management
                      Fund..................................    1,538,511
                                                              -----------
Total Short-Term Holdings
  (cost $1,888,746)                                             1,888,746
                                                              -----------
Total Investments (100.0%)
  (cost $16,964,058)                                          $30,032,191
                                                              -----------
                                                              -----------

See Notes to Schedule of Investments.  19      FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------
PAYSON BALANCED FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 1998 (unaudited)
--------------------------------------------------------------------------------

                                    SECURITY
SHARES/ FACE AMOUNT               DESCRIPTION                    VALUE
------------------------------------------------------------  -----------
COMMON STOCK (71.7%)
AUTOMOTIVE REPAIR, SERVICES & PARKING (2.5%)
           20,000   Ryder System, Inc.......................  $   497,500
                                                              -----------
COMMUNICATIONS (6.5%)
            7,900   AT&T Corp...............................      461,656
            5,150   BellSouth Corp..........................      387,538
           10,230   Telefonos de Mexico SA ADR..............      452,678
                                                              -----------
                                                                1,301,872
                                                              -----------
DEPOSITORY INSTITUTIONS (2.0%)
            9,250   Chase Manhattan Corp....................      400,063
                                                              -----------
EATING & DRINKING PLACES (1.5%)
           11,000   Outback Steakhouse, Inc.(c).............      290,125
                                                              -----------
ELECTRIC, GAS & SANITARY SERVICES (10.3%)
           14,000   Coastal Corp............................      472,500
           14,800   DTE Energy Co...........................      668,775
           12,600   Pacific Gas & Electric Co...............      402,413
           13,270   Public Service Enterprise Group, Inc....      521,676
                                                              -----------
                                                                2,065,364
                                                              -----------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT (4.2%)
           13,190   Harris Corp.............................      422,080
           12,470   ITT Industries, Inc.....................      422,422
                                                              -----------
                                                                  844,502
                                                              -----------
GENERAL MERCHANDISE STORES (1.1%)
           12,200   TJX Cos., Inc...........................      217,312
                                                              -----------
HEALTH SERVICES (3.0%)
           37,040   Beverly Enterprises, Inc.(c)............      296,320
           10,350   Tenet Healthcare Corp.(c)...............      297,561
                                                              -----------
                                                                  593,881
                                                              -----------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
EQUIPMENT (4.7%)
           13,560   Dover Corp..............................      418,665
           18,700   Quantum Corp.(c)........................      296,862
           14,450   Timken Co...............................      218,556
                                                              -----------
                                                                  934,083
                                                              -----------
INSURANCE CARRIERS (6.9%)
            9,000   Allstate Corp...........................      375,187
           20,450   Conseco, Inc............................      625,003
            9,899   Travelers Group, Inc.(c)................      371,212
                                                              -----------
                                                                1,371,402
                                                              -----------

                                    SECURITY
SHARES/ FACE AMOUNT               DESCRIPTION                    VALUE
------------------------------------------------------------  -----------

MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL &
OPTICAL GOODS (4.3%)
           11,200   Litton Industries, Inc.(c)..............  $   672,000
           12,750   Tektronix, Inc..........................      197,625
                                                              -----------
                                                                  869,625
                                                              -----------
OIL & GAS EXTRACTION (3.1%)
           30,225   ENSCO International, Inc................      326,807
            6,000   Schlumberger, Ltd.......................      301,875
                                                              -----------
                                                                  628,682
                                                              -----------
PETROLEUM REFINING & RELATED INDUSTRIES (1.2%)
            8,400   Cooper Cameron Corp.(c).................      236,250
                                                              -----------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES (0.9%)
            3,800   Merrill Lynch & Co., Inc................      180,025
                                                              -----------
TOBACCO PRODUCTS (3.6%)
           15,800   Philip Morris Cos., Inc.................      727,788
                                                              -----------
TRANSPORTATION (4.1%)
            7,150   AMR Corp.(c)............................      396,378
            9,800   Canadian National Railway Co............      437,326
                                                              -----------
                                                                  833,704
                                                              -----------
TRANSPORTATION EQUIPMENT (8.8%)
           10,500   Chrysler Corp...........................      502,688
           12,250   Dana Corp...............................      457,079
           12,400   Fleetwood Enterprises, Inc..............      374,325
            5,500   United Technologies Corp................      420,407
                                                              -----------
                                                                1,754,499
                                                              -----------
WHOLESALE TRADE-NONDURABLE GOODS (3.0%)
           25,980   Supervalu, Inc..........................      605,658
                                                              -----------
Total Common Stock
  (cost $15,496,705)                                           14,352,335
                                                              -----------
CORPORATE BONDS & NOTES (10.2%)
          150,000   Bear Stearns Cos., Inc., 6.625%,
                      1/15/04...............................      155,050
          200,000   Chase Manhattan Corp., 6.25%, 1/15/06...      204,775
          150,000   Crown, Cork, & Seal, 6.75%, 12/15/03....      158,565
          100,000   Crown, Cork, & Seal, 6.75%, 12/15/03....      105,710
          190,000   GMAC, 5.90%, 1/17/00....................      191,001
          100,000   Household Finance Corp., 7.625%,
                      6/15/99...............................      101,316

See Notes to Schedule of Investments.  20      FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------
PAYSON BALANCED FUND
SCHEDULE OF INVESTMENTS (continued)
SEPTEMBER 30, 1998 (unaudited)
--------------------------------------------------------------------------------

                                    SECURITY
SHARES/ FACE AMOUNT               DESCRIPTION                    VALUE
------------------------------------------------------------  -----------
CORPORATE BONDS & NOTES, CONTINUED
$          20,000   IBM Credit Corp., 5.55%, 11/5/98........  $    19,998
          400,000   Korea Development Bank Global Bond,
                      7.25%, 5/15/06........................      305,328
          200,000   Lockheed Martin Corp., 6.85%, 5/15/01...      208,852
           65,000   PepsiCo, Inc., 6.25%, 9/1/99............       65,680
          200,000   Sears Roebuck Acceptance Corp., 6.75%,
                      9/15/05...............................      212,105
          100,000   Wachovia Corp., 7.00%, 12/15/99.........      101,892
          100,000   WMX Technologies, Inc., 8.25%,
                      11/15/99..............................      103,341
          100,000   WMX Technologies, Inc., 6.70%, 5/1/01...      103,229
                                                              -----------
Total Corporate Bonds & Notes
  (cost $2,057,408)                                             2,036,842
                                                              -----------
COLLATERALIZED MORTGAGE OBLIGATIONS (4.1%)
FHLMC (2.0%)
          200,000   Series 1491 GB, 6.90%, 11/15/21.........      205,478
          200,000   Series 1678 C, 6.00%, 8/15/08...........      203,840
                                                              -----------
                                                                  409,318
                                                              -----------
FNMA (2.1%)
          400,000   Series 1992-184 C, 7.00%, 10/25/21......      413,760
                                                              -----------
Total Collateralized Mortgage Obligations
  (cost $798,125)                                                 823,078
                                                              -----------
                                    SECURITY
SHARES/ FACE AMOUNT               DESCRIPTION                    VALUE
------------------------------------------------------------  -----------
MORTGAGE BACKED SECURITIES (0.7%)
GNMA (0.7%)
$         134,529   Pool 394795, 7.50%, 10/15/10 (cost
                      $138,228).............................  $   139,582
                                                              -----------
U.S. TREASURY OBLIGATIONS (12.7%)
U.S. TREASURY BONDS (3.6%)
          650,000   6.00%, 2/15/26..........................      727,594
                                                              -----------
U.S. TREASURY NOTES (9.1%)
          300,000   6.375%, 1/15/99.........................      301,687
          125,000   9.125%, 5/15/99.........................      128,398
          275,000   6.75%, 6/30/99..........................      279,298
          400,000   6.125%, 7/31/00.........................      412,000
          350,000   6.25%, 8/31/02..........................      373,297
          275,000   7.25%, 5/15/04..........................      314,102
                                                              -----------
Total U.S. Treasury Notes                                       1,808,782
                                                              -----------
Total U.S. Treasury Obligations
  (cost $2,396,812)                                             2,536,376
                                                              -----------
SHORT-TERM HOLDINGS (0.6%)
          117,482   Dreyfus Government Cash Management Fund
                      (cost $117,482).......................      117,482
                                                              -----------
Total Investments (100.0%)
  (cost $21,004,760)                                          $20,005,695
                                                              -----------
                                                              -----------

See Notes to Schedule of Investments.  21      FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------
PAYSON VALUE FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 1998 (unaudited)
--------------------------------------------------------------------------------

                                    SECURITY
       SHARES                     DESCRIPTION                    VALUE
------------------------------------------------------------  -----------
COMMON STOCK (97.4%)
CHEMICALS & ALLIED PRODUCTS (10.5%)
               6,000 Bristol-Myers Squibb Co................. $   623,250
               3,000 Dow Chemical Co.........................     256,313
               5,000 Eastman Chemical Co.....................     252,187
               6,000 Schering-Plough Corp....................     621,375
                                                              -----------
                                                                1,753,125
                                                              -----------
COMMUNICATIONS (12.0%)
              10,000 AT&T Corp...............................     584,375
               8,000 GTE Corp................................     440,000
              14,000 MediaOne Group, Inc.....................     622,126
               8,000 Telefonos de Mexico SA ADR..............     354,000
                                                              -----------
                                                                2,000,501
                                                              -----------
DEPOSITORY INSTITUTIONS (6.4%)
              10,000 BankBoston Corp.........................     330,000
               5,000 JSB Financial, Inc......................     256,562
               1,333 Wells Fargo & Co........................     473,215
                                                              -----------
                                                                1,059,777
                                                              -----------
ELECTRIC, GAS & SANITARY SERVICES (1.5%)
               5,000 New Century Energies, Inc...............     243,438
                                                              -----------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT (10.8%)
              10,000 Harris Corp.............................     320,000
               6,000 Intel Corp..............................     514,500
              16,000 ITT Industries, Inc.....................     542,000
               8,000 Texas Instruments, Inc..................     422,000
                                                              -----------
                                                                1,798,500
                                                              -----------
FOOD STORES (3.1%)
              30,000 Ruddick Corp............................     510,000
                                                              -----------
GENERAL MERCHANDISE STORES (1.7%)
              16,000 TJX Cos., Inc...........................     285,000
                                                              -----------
HEALTH SERVICES (3.7%)
              30,000 Beverly Enterprises, Inc.(c)............     240,000
              13,000 Tenet Healthcare Corp.(c)...............     373,750
                                                              -----------
                                                                  613,750
                                                              -----------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (6.2%)
              15,000 Compaq Computer Corp....................     474,375
               9,000 Cooper Cameron Corp.(c).................     253,125
              20,000 Timken Co...............................     302,500
                                                              -----------
                                                                1,030,000
                                                              -----------
INSURANCE CARRIERS (5.0%)
              10,000 American Bankers Insurance..............     425,000
              10,999 Travelers Group, Inc.(c)................     412,462
                                                              -----------
                                                                  837,462
                                                              -----------

                                    SECURITY
       SHARES                     DESCRIPTION                    VALUE
------------------------------------------------------------  -----------
MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL &
OPTICAL GOODS (2.9%)
               8,000 Litton Industries, Inc.(c).............. $   480,000
                                                              -----------
MISCELLANEOUS RETAIL (1.2%)
              12,000 Toys "R" Us, Inc.(c)....................     194,250
                                                              -----------
OIL & GAS EXTRACTION (3.1%)
               5,000 Atlantic Richfield Co...................     354,687
              15,000 ENSCO International, Inc................     162,187
                                                              -----------
                                                                  516,874
                                                              -----------
PAPER & ALLIED PRODUCTS (2.9%)
              17,000 Willamette Industries, Inc..............     487,688
                                                              -----------
PETROLEUM REFINING & RELATED INDUSTRIES (5.7%)
               6,000 Mobil Corp..............................     455,625
               1,000 Phillips Petroleum Co...................     496,375
                                                              -----------
                                                                  952,000
                                                              -----------
PRINTING & PUBLISHING (1.6%)
              10,000 Banta Corp..............................     272,500
                                                              -----------
RUBBER & MISCELLANEOUS PLASTICS PRODUCTS (2.6%)
              12,000 Nike, Inc. Class B......................     441,751
                                                              -----------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES (3.3%)
               9,000 Edwards (A.G.), Inc.....................     272,812
               6,000 Merrill Lynch & Co., Inc................     284,250
                                                              -----------
                                                                  557,062
                                                              -----------
TOBACCO PRODUCTS (3.3%)
              12,000 Philip Morris Cos., Inc.................     552,750
                                                              -----------
TRANSPORTATION EQUIPMENT (4.8%)
              12,000 Dana Corp...............................     447,750
              11,000 Trinity Industries, Inc.................     356,812
                                                              -----------
                                                                  804,562
                                                              -----------
WHOLESALE TRADE-NONDURABLE GOODS (5.1%)
              16,000 Supervalu, Inc..........................     373,000
              20,000 Sysco Corp..............................     471,250
                                                              -----------
                                                                  844,250
                                                              -----------
Total Common Stock
   (cost $13,767,501)                                          16,235,240
                                                              -----------
SHORT-TERM HOLDINGS (2.6%)
             439,813 Dreyfus Government Cash Management Fund
                      (cost $439,813).......................      439,813
                                                              -----------
Total Investments (100.0%)
   (cost $14,207,314)                                         $16,675,053
                                                              -----------
                                                              -----------

See Notes to Schedule of Investments.  22      FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------

NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

(a) Certain rate securities are deemed to have a maturity remaining until the next readjustment of the interest rate, the demand period or a combination of the longer of the demand period or readjustment. The interest rates shown reflect the rate in effect on September 30, 1998.

(b) Securities that may be resold to "qualified institutional buyers" under the rule 144A or securities offered pursuant to 4(2) of the Securities Act of 1933, as amended.

(c) Non-income producing securities.

ACA          American Capital Assets
ADR          American Depository Receipts
AMBAC        American Municipal Bond Assurance Corporation
CGIC         Capital Guaranty Insurance Company
COLL         Collateralized
CP           Commercial Paper
EDA          Economic Development Authority
ETM          Escrowed to Maturity
FGIC         Financial Guaranty Insurance Company
FHA          Federal Housing Authority
FHLB         Federal Home Loan Bank
FHLMC        Federal Home Loan Mortgage Corporation
FNMA         Federal National Mortgage Association
FSA          Financial Security Assurance, Inc.
GNMA         Government National Mortgage Association
GO           General Obligation
HEFA         Higher Education Facilities Authority
HEHFA        Higher Education & Health Facilities Authority
HFA          Housing Finance Authority
HSG AUTH     State Housing Authority
IBC          Insured Bond Certification
IDA          Industrial Development Authority
LO           Limited Obligation
LOC          Letter of Credit
LTGO         Limited Tax General Obligation
MBIA         Municipal Bond Insurance Association
MFHR         Multi-Family Housing Revenue
MTGS         Mortgages
Muni         Municipal
NBD          National Bank Detroit
P/R          Prerefunded
PBA          Public Building Authority
PCR          Pollution Control Revenue
PFA          Public Finance Authority
RECD         Royal Economic & Community Development
RV           Revenue Bonds
RTC          Resolution Trust Company
SD           School District
SFM          Single Family Mortgage
VA           Veterans Administration
V/R          Variable Rate
U/R          Unrefunded
USG          U.S. Government
UTGO         Unlimited Tax General Obligation

See Notes to Financial Statements.     23      FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1998 (unaudited)
--------------------------------------------------------------------------------

                                                                                 MAINE
                                       INVESTORS     INVESTORS    TAXSAVER     MUNICIPAL
                                      HIGH GRADE       BOND         BOND         BOND
                                       BOND FUND       FUND         FUND         FUND
                                     -------------  -----------  -----------  -----------
ASSETS:
    Investments (Notes 1 and 2):
      Investments at cost..........  $ 34,180,416   $81,338,144  $38,273,559  $27,890,639
      Net unrealized appreciation
       (depreciation)..............     1,394,559     2,697,310    1,700,293    1,585,463
                                     -------------  -----------  -----------  -----------
        Total investments at
         value.....................    35,574,975    84,035,454   39,973,852   29,476,102
    Cash...........................            --            --           --           --
    Interest, dividends and other
     receivables...................       279,641     1,279,328      757,537      559,731
    Receivable for securities
     sold..........................            --            --           --           --
    Receivable for fund shares
     sold..........................         2,794           389      450,000       10,254
    Organization costs, net of
     amortization (Note 2).........         4,603            --           --           --
                                     -------------  -----------  -----------  -----------
Total assets.......................    35,862,013    85,315,171   41,181,389   30,046,087
                                     -------------  -----------  -----------  -----------
LIABILITIES:
    Dividends payable..............       167,027       395,362      107,311       27,778
    Payable for securities
     purchased.....................            --            --           --           --
    Payable to advisor (Note 3)....        11,640        27,702       13,216        9,704
    Payable to administrator (Note
     3)............................            19        40,971           --           --
    Payable for fund shares
     redeemed......................        14,937        24,500           --           50
    Accrued expenses and other
     liabilities...................        44,599        69,180        6,600        4,846
                                     -------------  -----------  -----------  -----------
Total liabilities..................       238,222       557,715      127,127       42,378
                                     -------------  -----------  -----------  -----------
NET ASSETS.........................  $ 35,623,791   $84,757,456  $41,054,262  $30,003,709
                                     -------------  -----------  -----------  -----------
                                     -------------  -----------  -----------  -----------
COMPONENTS OF NET ASSETS:
    Paid in capital................  $ 33,892,509   $81,569,155  $38,686,544  $28,287,628
    Undistributed (distribution in
     excess of) net investment
     income........................            --        (4,904)       8,267           --
    Unrealized appreciation
     (depreciation) on
     investments...................     1,394,559     2,697,310    1,700,293    1,585,463
    Accumulated net realized gain
     (loss)........................       336,723       495,895      659,158      130,618
                                     -------------  -----------  -----------  -----------
NET ASSETS.........................  $ 35,623,791   $84,757,456  $41,054,262  $30,003,709
                                     -------------  -----------  -----------  -----------
                                     -------------  -----------  -----------  -----------
SHARES OF BENEFICIAL INTEREST......     3,451,694     7,881,551    3,747,863    2,668,057
                                     -------------  -----------  -----------  -----------
                                     -------------  -----------  -----------  -----------
NET ASSET VALUE, AND REDEMPTION
 PRICE PER SHARE...................  $      10.32   $     10.75  $     10.95  $     11.25
                                     -------------  -----------  -----------  -----------
                                     -------------  -----------  -----------  -----------
OFFERING PRICE PER SHARE (NAV
  DIVIDED BY (1-MAXIMUM SALES
 LOAD).............................  $      10.72   $     11.17  $     11.38  $     11.54
                                     -------------  -----------  -----------  -----------
                                     -------------  -----------  -----------  -----------
MAXIMUM SALES LOAD.................         3.75%         3.75%        3.75%        2.50%
                                     -------------  -----------  -----------  -----------
                                     -------------  -----------  -----------  -----------

See Notes to Financial Statements.     24      FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1998 (unaudited) (concluded)
--------------------------------------------------------------------------------

                                     NEW HAMPSHIRE    INVESTORS     PAYSON       PAYSON
                                          BOND         GROWTH      BALANCED       VALUE
                                          FUND          FUND         FUND         FUND
                                     --------------  -----------  -----------  -----------
ASSETS:
    Investments (Notes 1 and 2):
      Investments at cost..........  $ 13,482,401    $16,964,058  $21,004,760  $14,207,314
      Net unrealized appreciation
       (depreciation)..............       617,168     13,068,133     (999,065)   2,467,739
                                     --------------  -----------  -----------  -----------
        Total investments at
         value.....................    14,099,569     30,032,191   20,005,695   16,675,053
    Cash...........................        25,072             --           --           --
    Interest, dividends and other
     receivables...................       261,370         57,717      115,748       35,943
    Receivable for securities
     sold..........................            --             --           --           --
    Receivable for fund shares
     sold..........................         3,078         30,000          923       16,439
    Organization costs, net of
     amortization (Note 2).........            --         12,815           --           --
                                     --------------  -----------  -----------  -----------
Total assets.......................    14,389,089     30,132,723   20,122,366   16,727,435
                                     --------------  -----------  -----------  -----------
LIABILITIES:
    Dividends payable..............         2,529         61,924       53,054       13,858
    Payable for securities
     purchased.....................            --             --           --           --
    Payable to advisor (Note 3)....         4,695         16,104        6,132        7,212
    Payable to administrator (Note
     3)............................            --         11,809       22,860       19,112
    Payable for fund shares
     redeemed......................        43,575             --        2,600           --
    Accrued expenses and other
     liabilities...................         2,344         21,045       18,752       24,191
                                     --------------  -----------  -----------  -----------
Total liabilities..................        53,143        110,882      103,398       64,373
                                     --------------  -----------  -----------  -----------
NET ASSETS.........................  $ 14,335,946    $30,021,841  $20,018,968  $16,663,062
                                     --------------  -----------  -----------  -----------
                                     --------------  -----------  -----------  -----------
COMPONENTS OF NET ASSETS:
    Paid in capital................  $ 13,639,540    $16,367,977  $19,976,511  $12,912,165
    Undistributed (distribution in
     excess of) net investment
     income........................           489            (11)      (2,990)     (15,727)
    Unrealized appreciation
     (depreciation) on
     investments...................       617,168     13,068,133     (999,065)   2,467,739
    Accumulated net realized gain
     (loss)........................        78,749        585,742    1,044,512    1,298,885
                                     --------------  -----------  -----------  -----------
NET ASSETS.........................  $ 14,335,946    $30,021,841  $20,018,968  $16,663,062
                                     --------------  -----------  -----------  -----------
                                     --------------  -----------  -----------  -----------
SHARES OF BENEFICIAL INTEREST......     1,308,033      2,967,225    1,658,065      952,608
                                     --------------  -----------  -----------  -----------
                                     --------------  -----------  -----------  -----------
NET ASSET VALUE, AND REDEMPTION
 PRICE PER SHARE...................  $      10.96    $     10.12  $     12.07  $     17.49
                                     --------------  -----------  -----------  -----------
                                     --------------  -----------  -----------  -----------
OFFERING PRICE PER SHARE (NAV
  DIVIDED BY (1-MAXIMUM SALES
 LOAD).............................  $      11.24    $     10.54  $     12.57  $     18.22
                                     --------------  -----------  -----------  -----------
                                     --------------  -----------  -----------  -----------
MAXIMUM SALES LOAD.................         2.50%          4.00%        4.00%        4.00%
                                     --------------  -----------  -----------  -----------
                                     --------------  -----------  -----------  -----------

See Notes to Financial Statements.     25      FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED SEPTEMBER 30, 1998 (unaudited)
--------------------------------------------------------------------------------

                            INVESTORS                                   MAINE
                           HIGH GRADE     INVESTORS     TAXSAVER      MUNICIPAL
                            BOND FUND     BOND FUND     BOND FUND     BOND FUND
                           -----------   -----------   -----------   -----------
INVESTMENT INCOME:
    Interest income......  $1,110,751    $2,759,322    $1,000,358    $  734,136
    Dividend income......          --       127,563            --            --
                           -----------   -----------   -----------   -----------
Total investment
 income..................   1,110,751     2,886,885     1,000,358       734,136
                           -----------   -----------   -----------   -----------
EXPENSES:
    Investment advisory
     (Note 3)............      69,545       169,758        78,155        57,834
    Management (Note
     3)..................      34,772        84,879        39,078        28,917
    Transfer agency (Note
     3)..................      49,485       112,633        55,212        45,650
    Custody..............       4,530        11,083         5,317         3,751
    Accounting (Note
     3)..................      20,000        22,000        20,000        24,000
    Audit................       6,679         8,752         7,830         7,600
    Legal................       4,664        13,700         5,016        10,104
    Trustees.............       1,527         3,762         1,712         1,270
    Reporting............       4,947        11,772         5,616         5,808
    Amortization of
     organization costs
     (Note 2)............         515            --            --            --
    Miscellaneous........       3,218         8,224         7,604        12,124
                           -----------   -----------   -----------   -----------
Total expenses...........     199,882       446,563       225,540       197,058
Expenses reimbursed and
 fees waived (Note 4)....     (78,218)     (149,540)     (108,340)     (110,329)
                           -----------   -----------   -----------   -----------
Net expenses.............     121,664       297,023       117,200        86,729
                           -----------   -----------   -----------   -----------
NET INVESTMENT INCOME
 (LOSS)..................     989,087     2,589,862       883,158       647,407
                           -----------   -----------   -----------   -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
    Net realized gain
     (loss) on
     investments sold....     336,723       223,866       242,960       100,897
    Net change in
     unrealized
     appreciation
     (depreciation) on
     investments.........     898,972     1,225,028       499,544       421,564
                           -----------   -----------   -----------   -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS..........   1,235,695     1,448,894       742,504       522,461
                           -----------   -----------   -----------   -----------
NET INCREASE (DECREASE)
 IN NET ASSETS RESULTING
 FROM OPERATIONS.........  $2,224,782    $4,038,756    $1,625,662    $1,169,868
                           -----------   -----------   -----------   -----------
                           -----------   -----------   -----------   -----------

See Notes to Financial Statements.     26      FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED SEPTEMBER 30, 1998 (unaudited) (concluded)
--------------------------------------------------------------------------------

                                NEW HAMPSHIRE    INVESTORS       PAYSON      PAYSON VALUE
                                  BOND FUND     GROWTH FUND   BALANCED FUND      FUND
                                -------------  -------------  -------------  -------------
INVESTMENT INCOME:
    Interest income...........   $   334,861    $    60,696   $     246,905  $      14,275
    Dividend income...........            --        238,231         155,390        160,699
                                -------------  -------------  -------------  -------------
Total investment income.......       334,861        298,927         402,295        174,974
                                -------------  -------------  -------------  -------------
EXPENSES:
    Investment advisory (Note
     3).......................        27,145        107,774          68,580         76,449
    Management (Note 3).......        13,572         33,161          22,860         19,112
    Transfer agency (Note
     3).......................        23,642         47,483          38,079         33,169
    Custody...................         1,639          4,670           3,552          3,254
    Accounting (Note 3).......        19,000         18,000          18,000         18,000
    Audit.....................         7,139          7,370           6,449          6,449
    Legal.....................         3,502         15,198           3,759          3,147
    Trustees..................           583          1,517           1,060            883
    Reporting.................         3,023          5,549           3,704          3,080
    Amortization of
     organization costs (Note
     2).......................            --          1,518              --             --
    Miscellaneous.............         7,181          2,911           6,738          4,825
                                -------------  -------------  -------------  -------------
Total expenses................       106,426        245,151         172,781        168,368
Expenses reimbursed and fees
  waived (Note 4).............       (65,721)       (62,682)        (41,177)       (29,649)
                                -------------  -------------  -------------  -------------
Net expenses..................        40,705        182,469         131,604        138,719
                                -------------  -------------  -------------  -------------
NET INVESTMENT INCOME
  (LOSS)......................       294,156        116,458         270,691         36,255
                                -------------  -------------  -------------  -------------
NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Net realized gain (loss)
     on investments sold......        66,662        585,742        (342,064)       354,428
    Net change in unrealized
     appreciation
     (depreciation) on
     investments..............       228,220     (4,239,055)     (4,197,174)    (4,322,888)
                                -------------  -------------  -------------  -------------
NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON
  INVESTMENTS.................       294,882     (3,653,313)     (4,539,238)    (3,968,460)
                                -------------  -------------  -------------  -------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS..................   $   589,038    $(3,536,855)  $  (4,268,547) $  (3,932,205)
                                -------------  -------------  -------------  -------------
                                -------------  -------------  -------------  -------------

See Notes to Financial Statements.     27      FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED MARCH 31, 1998 AND
THE PERIOD ENDED SEPTEMBER 30, 1998 (unaudited)
--------------------------------------------------------------------------------

                            INVESTORS HIGH GRADE BOND         INVESTORS BOND FUND             TAXSAVER BOND FUND
                                       FUND
                           ----------------------------   ----------------------------   ----------------------------
                               AMOUNT         SHARES          AMOUNT         SHARES          AMOUNT         SHARES
                           --------------   -----------   --------------   -----------   --------------   -----------
NET ASSETS--MARCH 31,
  1997...................  $          --                  $  22,190,244                  $  17,757,007
-------------------------  --------------                 --------------                 --------------
OPERATIONS:
  Net investment income
   (loss)................         83,022                      2,799,300                      1,262,855
  Net realized gain
   (loss) on investments
   sold..................             --                        407,860                        431,531
  Net change in
   unrealized
   appreciation
   (depreciation) on
   investments (Note
   7)....................       (120,183)                       619,147                         12,927
                           --------------                 --------------                 --------------
    Net increase in net
     assets resulting
     from operations.....        (37,161)                     3,826,307                      1,707,313
                           --------------                 --------------                 --------------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
  Net investment
   income................        (83,022)                    (2,799,300)                    (1,254,588)
  Net realized gain on
   investments...........             --                             --                        (10,731)
                           --------------                 --------------                 --------------
    Total distributions
     to shareholders.....        (83,022)                    (2,799,300)                    (1,265,319)
                           --------------                 --------------                 --------------
CAPITAL SHARE
  TRANSACTIONS:
  Sale of shares.........        142,651         14,291      25,408,790      2,422,519       5,953,473        558,559
  Transactions due to
   acquisition (Note
   7)....................     34,168,816      3,416,882      45,203,440      4,284,687      19,211,589      1,780,499
  Reinvestment of
   distributions.........             --             --         243,656         23,408         351,873         32,851
  Redemption of shares...       (154,387)       (15,443)     (8,475,106)      (811,636)     (4,512,629)      (419,873)
                           --------------   -----------   --------------   -----------   --------------   -----------
    Net increase
     (decrease) in
     capital
     transactions........     34,157,080      3,415,730      62,380,780      5,918,978      21,004,306      1,952,036
                           --------------   -----------   --------------   -----------   --------------   -----------
                                            -----------                    -----------                    -----------
  Net increase (decrease)
   in net assets.........     34,036,897                     63,407,787                     21,446,300
                           --------------                 --------------                 --------------
NET ASSETS--MARCH 31,
  1998
-------------------------
  (Including line (A))...     34,036,897                     85,598,031                     39,203,307
                           --------------                 --------------                 --------------
OPERATIONS:
  Net investment income
   (loss)................        989,087                      2,589,862                        883,158
  Net realized gain
   (loss) on investments
   sold..................        336,723                        223,866                        242,960
  Net change in
   unrealized
   appreciation
   (depreciation) on
   investments...........        898,972                      1,225,028                        499,544
                           --------------                 --------------                 --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      2,224,782                      4,038,756                      1,625,662
                           --------------                 --------------                 --------------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
  Net investment
   income................       (989,087)                    (2,589,862)                      (883,158)
  Net realized gain on
   investments...........             --                             --                             --
                           --------------                 --------------                 --------------
    Total distributions
     to shareholders.....       (989,087)                    (2,589,862)                      (883,158)
                           --------------                 --------------                 --------------
CAPITAL SHARE
  TRANSACTIONS:
  Sale of shares.........      1,753,261        175,089       6,547,822        617,424       5,039,155        467,344
  Reinvestment of
   distributions.........            620             61         319,990         30,114         193,544         17,911
  Redemption of shares...     (1,402,682)      (139,186)     (9,157,281)      (863,604)     (4,124,248)      (382,625)
                           --------------   -----------   --------------   -----------   --------------   -----------
    Net increase
     (decrease) in
     capital
     transactions........        351,199         35,964      (2,289,469)      (216,066)      1,108,451        102,630
                           --------------   -----------   --------------   -----------   --------------   -----------
                                            -----------                    -----------                    -----------
  Net increase (decrease)
   in net assets.........      1,586,894                       (840,575)                     1,850,955
                           --------------                 --------------                 --------------
NET ASSETS--SEPTEMBER 30,
  1998
-------------------------
  (Including line (B))...  $  35,623,791                  $  84,757,456                  $  41,054,262
                           --------------                 --------------                 --------------
                           --------------                 --------------                 --------------
  (A) Accumulated
    undistributed
    (distribution in
    excess of) net
    investment income,
    March 31, 1998.......  $          --                  $      (4,904)                 $       8,267
                           --------------                 --------------                 --------------
                           --------------                 --------------                 --------------
  (B) Accumulated
    undistributed
    (distribution in
    excess of) net
    investment income,
    September 30,
    1998.................  $          --                  $      (4,904)                 $       8,267
                           --------------                 --------------                 --------------
                           --------------                 --------------                 --------------

See Notes to Financial Statements.     28      FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED MARCH 31, 1998 AND
THE PERIOD ENDED SEPTEMBER 30, 1998 (unaudited) (continued)
--------------------------------------------------------------------------------

                            MAINE MUNICIPAL BOND FUND     NEW HAMPSHIRE BOND FUND        INVESTORS GROWTH FUND
                            --------------------------   --------------------------   ---------------------------
                                AMOUNT        SHARES         AMOUNT        SHARES         AMOUNT         SHARES
                            --------------   ---------   --------------   ---------   --------------   ----------
NET ASSETS--MARCH 31, 1997  $  25,827,495                $   8,690,680                $          --
--------------------------  --------------               --------------               --------------
OPERATIONS:
  Net investment income
   (loss).................      1,249,323                      486,791                       87,832
  Net realized gain (loss)
   on investments sold....         85,991                       28,990                           --
  Net change in unrealized
   appreciation
   (depreciation) on
   investments (Note 7)...        692,888                      381,519                    3,816,203
                            --------------               --------------               --------------
    Net increase in net
     assets resulting from
     operations...........      2,028,202                      897,300                    3,904,035
                            --------------               --------------               --------------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
  Net investment income...     (1,249,323)                    (486,791)                          --
  Net realized gain on
   investments............        (15,537)                      (3,158)                          --
                            --------------               --------------               --------------
    Total distributions to
     shareholders.........     (1,264,860)                    (489,949)                          --
                            --------------               --------------               --------------
CAPITAL SHARE
  TRANSACTIONS:
  Sale of shares..........      4,686,863      427,434       4,626,698      440,871       4,277,148       410,190
  Transactions due to
   acquisition (Note 7)...             --           --              --           --      26,936,473     2,693,647
  Reinvestment of
   distributions..........        926,235       84,744         450,170       42,708              --            --
  Redemption of shares....     (4,007,882)    (366,259)     (1,266,972)    (124,158)     (1,218,718)     (116,800)
                            --------------   ---------   --------------   ---------   --------------   ----------
    Net increase
     (decrease) in capital
     transactions.........      1,605,216      145,919       3,809,896      359,421      29,994,903     2,987,037
                            --------------   ---------   --------------   ---------   --------------   ----------
                                             ---------                    ---------                    ----------
  Net increase (decrease)
   in net assets..........      2,368,558                    4,217,247                   33,898,938
                            --------------               --------------               --------------
NET ASSETS--MARCH 31, 1998
--------------------------
  (Including line (A))....     28,196,053                   12,907,927                   33,898,938
                            --------------               --------------               --------------
OPERATIONS:
  Net investment income
   (loss).................        647,407                      294,156                      116,458
  Net realized gain (loss)
   on investments sold....        100,897                       66,662                      585,742
  Net change in unrealized
   appreciation
   (depreciation) on
   investments............        421,564                      228,220                   (4,239,055)
                            --------------               --------------               --------------
    Net increase
     (decrease) in net
     assets resulting from
     operations...........      1,169,868                      589,038                   (3,536,855)
                            --------------               --------------               --------------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
  Net investment income...       (647,407)                    (294,156)                    (204,931)
  Net realized gain on
   investments............             --                           --                           --
                            --------------               --------------               --------------
    Total distributions to
     shareholders.........       (647,407)                    (294,156)                    (204,931)
                            --------------               --------------               --------------
CAPITAL SHARE
  TRANSACTIONS:
  Sale of shares..........      3,581,318      323,213       1,769,813      164,533       1,864,353       163,804
  Reinvestment of
   distributions..........        499,440       45,024         288,233       26,683              94             9
  Redemption of shares....     (2,795,563)    (252,826)       (924,909)     (85,646)     (1,999,758)     (183,625)
                            --------------   ---------   --------------   ---------   --------------   ----------
    Net increase
     (decrease) in capital
     transactions.........      1,285,195      115,411       1,133,137      105,570        (135,311)      (19,812)
                            --------------   ---------   --------------   ---------   --------------   ----------
                                             ---------                    ---------                    ----------
  Net increase (decrease)
   in net assets..........      1,807,656                    1,428,019                   (3,877,097)
                            --------------               --------------               --------------
NET ASSETS--SEPTEMBER 30,
  1998
--------------------------
  (Including line (B))....  $  30,003,709                $  14,335,946                $  30,021,841
                            --------------               --------------               --------------
                            --------------               --------------               --------------
  (A) Accumulated
    undistributed
    (distribution in
    excess of) net
    investment income,
    March 31, 1998........  $          --                $         489                $      88,462
                            --------------               --------------               --------------
                            --------------               --------------               --------------
  (B) Accumulated
    undistributed
    (distribution in
    excess of) net
    investment income,
    September 30, 1998....  $          --                $         489                $         (11)
                            --------------               --------------               --------------
                            --------------               --------------               --------------

See Notes to Financial Statements.     29      FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED MARCH 31, 1998 AND
THE PERIOD ENDED SEPTEMBER 30, 1998 (unaudited) (concluded)
--------------------------------------------------------------------------------

                              PAYSON BALANCED FUND            PAYSON VALUE FUND
                           ---------------------------   ---------------------------
                               AMOUNT         SHARES         AMOUNT         SHARES
                           --------------   ----------   --------------   ----------
NET ASSETS--MARCH 31,
  1997...................  $  18,163,143                 $   13,108,968
-------------------------  --------------                --------------
OPERATIONS:
  Net investment income
   (loss)................        566,112                        101,763
  Net realized gain
   (loss) on investments
   sold..................      3,327,732                      1,827,572
  Net change in
   unrealized
   appreciation
   (depreciation) on
   investments...........      1,901,486                      4,127,867
                           --------------                --------------
    Net increase in net
     assets resulting
     from operations.....      5,795,330                      6,057,202
                           --------------                --------------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
  Net investment
   income................       (566,112)                      (101,763)
  Net realized gain on
   investments...........     (2,798,475)                    (1,140,141)
                           --------------                --------------
    Total distributions
     to shareholders.....     (3,364,587)                    (1,241,904)
                           --------------                --------------
CAPITAL SHARE
  TRANSACTIONS:
  Sale of shares.........      3,548,584       245,496        3,200,541      167,428
  Reinvestment of
   distributions.........      2,130,618       155,750          737,950       39,454
  Redemption of shares...     (1,833,253)     (124,233)      (1,944,400)    (101,877)
                           --------------   ----------   --------------   ----------
      Net increase
      (decrease) in
      capital
      transactions.......      3,845,949       277,013        1,994,091      105,005
                           --------------   ----------   --------------   ----------
                                            ----------                    ----------
      Net increase
      (decrease) in net
      assets.............      6,276,692                      6,809,389
                           --------------                --------------
NET ASSETS--MARCH 31,
  1998
-------------------------
  (Including line (A))...     24,439,835                     19,918,357
                           --------------                --------------
OPERATIONS:
  Net investment income
   (loss)................        270,691                         36,255
  Net realized gain
   (loss) on investments
   sold..................       (342,064)                       354,428
  Net change in
   unrealized
   appreciation
   (depreciation) on
   investments...........     (4,197,174)                    (4,322,888)
                           --------------                --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     (4,268,547)                    (3,932,205)
                           --------------                --------------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
  Net investment
   income................       (270,612)                       (36,222)
  Net realized gain on
   investments...........             --                             --
                           --------------                --------------
    Total distributions
     to shareholders.....       (270,612)                       (36,222)
                           --------------                --------------
CAPITAL SHARE
  TRANSACTIONS:
  Sale of shares.........      1,049,864        76,507        1,662,493       81,597
  Reinvestment of
   distributions.........        164,401        12,748           21,409        1,209
  Redemption of shares...     (1,095,973)      (84,009)        (970,770)     (49,244)
                           --------------   ----------   --------------   ----------
    Net increase
     (decrease) in
     capital
     transactions........        118,292         5,246          713,132       33,562
                           --------------   ----------   --------------   ----------
                                            ----------                    ----------
  Net increase (decrease)
   in net assets.........     (4,420,867)                    (3,255,295)
                           --------------                --------------
NET ASSETS--SEPTEMBER 30,
  1998
-------------------------
  (Including line (B))...  $  20,018,968                 $   16,663,062
                           --------------                --------------
                           --------------                --------------
  (A) Accumulated
    undistributed
    (distribution in
    excess of) net
    investment income,
    March 31, 1998.......  $      (3,069)                $      (15,760)
                           --------------                --------------
                           --------------                --------------
  (B) Accumulated
    undistributed
    (distribution in
    excess of) net
    investment income,
    September 30,
    1998.................  $      (2,990)                $      (15,727)
                           --------------                --------------
                           --------------                --------------

See Notes to Financial Statements.     30      FORUM FUNDS-Registered Trademark-

                 (This page has been left blank intentionally.)

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (UNAUDITED)
--------------------------------------------------------------------------------

                                                                 NET REALIZED
                                         BEGINNING     NET           AND        DIVIDENDS   DISTRIBUTIONS   ENDING
                                         NET ASSET  INVESTMENT    UNREALIZED     FROM NET     FROM NET     NET ASSET
                                         VALUE PER    INCOME    GAIN (LOSS) ON  INVESTMENT    REALIZED     VALUE PER
                                           SHARE      (LOSS)     INVESTMENTS      INCOME        GAINS        SHARE
                                         ---------  ----------  --------------  ----------  -------------  ---------

 INVESTORS HIGH GRADE BOND FUND
--------------------------------------------------------------------------------------------------------------------
April 1, 1998 to September 30, 1998..... $ 9.96       $ 0.29        $ 0.36        $(0.29)      $    -       $10.32
March 16, 1998 to March 31, 1998........  10.00         0.02         (0.04)        (0.02)           -         9.96

 INVESTORS BOND FUND
--------------------------------------------------------------------------------------------------------------------
April 1, 1998 to September 30, 1998.....  10.57         0.32          0.18         (0.32)           -        10.75
April 1, 1997 to March 31, 1998.........  10.19         0.71          0.38         (0.71)           -        10.57
April 1, 1996 to March 31, 1997.........  10.21         0.71             -         (0.71)       (0.02)       10.19
April 1, 1995 to March 31, 1996.........  10.00         0.74          0.21         (0.74)           -        10.21
April 1, 1994 to March 31, 1995.........  10.38         0.82         (0.38)        (0.82)           -        10.00
April 1, 1993 to March 31, 1994.........  10.71         0.81         (0.30)        (0.81)       (0.03)       10.38

 TAXSAVER BOND FUND
--------------------------------------------------------------------------------------------------------------------
April 1, 1998 to September 30, 1998.....  10.75         0.24          0.20         (0.24)           -        10.95
April 1, 1997 to March 31, 1998.........  10.49         0.53          0.27         (0.53)       (0.01)       10.75
April 1, 1996 to March 31, 1997.........  10.57         0.56         (0.03)        (0.56)       (0.05)       10.49
April 1, 1995 to March 31, 1996.........  10.39         0.57          0.18         (0.57)           -        10.57
April 1, 1994 to March 31, 1995.........  10.35         0.57          0.04         (0.57)           -        10.39
April 1, 1993 to March 31, 1994.........  10.63         0.57         (0.01)        (0.57)       (0.27)       10.35

 MAINE MUNICIPAL BOND FUND
--------------------------------------------------------------------------------------------------------------------
April 1, 1998 to September 30, 1998.....  11.05         0.25          0.20         (0.25)           -        11.25
April 1, 1997 to March 31, 1998.........  10.73         0.51          0.33         (0.51)       (0.01)       11.05
April 1, 1996 to March 31, 1997.........  10.72         0.51          0.01         (0.51)           -        10.73
April 1, 1995 to March 31, 1996.........  10.47         0.51          0.25         (0.51)           -        10.72
April 1, 1994 to March 31, 1995.........  10.37         0.52          0.11         (0.52)       (0.01)       10.47
April 1, 1993 to March 31, 1994.........  10.55         0.52         (0.16)        (0.52)       (0.02)       10.37

(a)  See Note 1 to financial statements for commencement of operations.

(b)  Total return calculations do not include sales charge.

(c)  Annualized.

See Notes to Financial Statements.     32      FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------
                                          SELECTED DATA FOR A SHARE OF THE FUNDS
                                          OUTSTANDING THROUGHOUT EACH PERIOD (a)
--------------------------------------------------------------------------------

                                                 RATIOS TO AVERAGE NET ASSETS                                        NET ASSETS AT
                                          -------------------------------------------                   PORTFOLIO    END OF PERIOD
                                          NET INVESTMENT       NET          GROSS          TOTAL        TURNOVER        (000'S
                                           INCOME (LOSS)     EXPENSES      EXPENSES      RETURN(b)        RATE         OMITTED)
                                          ---------------   ----------   ------------   ------------   -----------   -------------

----------------------------------------------------------------------------------------------------------------------------------
April 1, 1998 to September 30, 1998.....     5.69%(c)         0.70%(c)       1.15%(c)       6.60%       100.95%      $ 35,624
March 16, 1998 to March 31, 1998........     5.56%(c)         0.70%(c)       3.00%(c)      (0.16%)           -         34,037

----------------------------------------------------------------------------------------------------------------------------------
April 1, 1998 to September 30, 1998.....     6.10%(c)         0.70%(c)       1.05%(c)       4.85%        58.11%        84,757
April 1, 1997 to March 31, 1998.........     6.52%            0.70%          1.22%         10.98%       116.65%        85,598
April 1, 1996 to March 31, 1997.........     6.94%            0.70%          1.45%          7.18%        79.42%        22,190
April 1, 1995 to March 31, 1996.........     7.29%            0.43%          1.36%          9.84%        42.89%        25,676
April 1, 1994 to March 31, 1995.........     8.19%            0.75%          1.33%          4.55%        48.17%        25,890
April 1, 1993 to March 31, 1994.........     7.49%            0.75%          1.31%          4.70%        41.41%        26,083

----------------------------------------------------------------------------------------------------------------------------------
April 1, 1998 to September 30, 1998.....     4.52%(c)         0.60%(c)       1.15%(c)       4.19%        40.65%        41,054
April 1, 1997 to March 31, 1998.........     4.95%            0.60%          1.36%          7.75%        92.87%        39,203
April 1, 1996 to March 31, 1997.........     5.28%            0.60%          1.53%          5.15%        34.19%        17,757
April 1, 1995 to March 31, 1996.........     5.35%            0.60%          1.48%          7.36%        61.61%        17,915
April 1, 1994 to March 31, 1995.........     5.62%            0.60%          1.45%          6.18%        63.85%        16,018
April 1, 1993 to March 31, 1994.........     5.27%            0.60%          1.50%          5.24%       141.80%        16,518

----------------------------------------------------------------------------------------------------------------------------------
April 1, 1998 to September 30, 1998.....     4.48%(c)         0.60%(c)       1.36%(c)       4.12%        22.69%        30,004
April 1, 1997 to March 31, 1998.........     4.65%            0.60%          1.48%          7.94%        16.34%        28,196
April 1, 1996 to March 31, 1997.........     4.77%            0.60%          1.56%          4.98%        21.18%        25,827
April 1, 1995 to March 31, 1996.........     4.73%            0.60%          1.48%          7.34%        34.07%        26,044
April 1, 1994 to March 31, 1995.........     5.08%            0.50%          1.40%          6.31%        31.55%        25,525
April 1, 1993 to March 31, 1994.........     4.81%            0.50%          1.44%          3.42%        13.47%        26,310

See Notes to Financial Statements.     33      FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

                                                                 NET REALIZED
                                         BEGINNING     NET           AND        DIVIDENDS   DISTRIBUTIONS   ENDING
                                         NET ASSET  INVESTMENT    UNREALIZED     FROM NET     FROM NET     NET ASSET
                                         VALUE PER    INCOME    GAIN (LOSS) ON  INVESTMENT    REALIZED     VALUE PER
                                           SHARE      (LOSS)     INVESTMENTS      INCOME        GAINS        SHARE
                                         ---------  ----------  --------------  ----------  -------------  ---------

 NEW HAMPSHIRE BOND FUND
--------------------------------------------------------------------------------------------------------------------
April 1, 1998 to September 30, 1998..... $10.73       $ 0.23        $ 0.23        $(0.23)      $    -       $10.96
April 1, 1997 to March 31, 1998.........  10.31         0.47          0.43         (0.48)           -        10.73
April 1, 1996 to March 31, 1997.........  10.33         0.48         (0.02)        (0.48)           -        10.31
April 1, 1995 to March 31, 1996.........  10.08         0.48          0.25         (0.48)           -        10.33
April 1, 1994 to March 31, 1995.........   9.96         0.49          0.12         (0.49)           -        10.08
April 1, 1993 to March 31, 1994.........  10.01         0.51         (0.03)        (0.51)       (0.02)        9.96

 INVESTORS GROWTH FUND
--------------------------------------------------------------------------------------------------------------------
April 1, 1998 to September 30, 1998.....  11.35         0.04         (1.20)        (0.07)           -        10.12
December 12, 1997 to March 31, 1998.....  10.00         0.03          1.32             -            -        11.35

 PAYSON BALANCED FUND
--------------------------------------------------------------------------------------------------------------------
April 1, 1998 to September 30, 1998.....  14.79         0.16         (2.72)        (0.16)           -        12.07
April 1, 1997 to March 31, 1998.........  13.20         0.37          3.52         (0.37)       (1.93)       14.79
April 1, 1996 to March 31, 1997.........  13.70         0.42          0.84         (0.42)       (1.34)       13.20
April 1, 1995 to March 31, 1996.........  11.90         0.43          2.12         (0.43)       (0.32)       13.70
April 1, 1994 to March 31, 1995.........  11.71         0.44          0.24         (0.44)       (0.05)       11.90
April 1, 1993 to March 31, 1994.........  11.40         0.34          0.46         (0.35)       (0.14)       11.71

 PAYSON VALUE FUND
--------------------------------------------------------------------------------------------------------------------
April 1, 1998 to September 30, 1998.....  21.67         0.04         (4.18)        (0.04)           -        17.49
April 1, 1997 to March 31, 1998.........  16.10         0.12          6.93         (0.12)       (1.36)       21.67
April 1, 1996 to March 31, 1997.........  15.99         0.21          1.80         (0.20)       (1.70)       16.10
April 1, 1995 to March 31, 1996.........  12.71         0.21          3.29         (0.21)       (0.01)       15.99
April 1, 1994 to March 31, 1995.........  12.11         0.18          0.60         (0.18)           -        12.71
April 1, 1993 to March 31, 1994.........  11.01         0.13          1.12         (0.15)           -        12.11

(a)  See Note 1 to financial statements for commencement of operations.

(b)  Total return calculations do not include sales charge.

(c)  Annualized.

(d)  Amount represents average commission per share to brokers on repurchase or sale of equity securities.

See Notes to Financial Statements.     34      FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------
                                          SELECTED DATA FOR A SHARE OF THE FUNDS
                                          OUTSTANDING THROUGHOUT EACH PERIOD (a)
--------------------------------------------------------------------------------

                                                 RATIOS TO AVERAGE NET ASSETS
                                          -------------------------------------------                     PORTFOLIO
                                          NET INVESTMENT       NET          GROSS          TOTAL          TURNOVER
                                           INCOME (LOSS)     EXPENSES      EXPENSES      RETURN(b)          RATE
                                          ---------------   ----------   ------------   ------------   ---------------

----------------------------------------------------------------------------------------------------------------------
April 1, 1998 to September 30, 1998.....     4.33%(c)        0.60%(c)       1.57%(c)        4.39%        37.88%
April 1, 1997 to March 31, 1998.........     4.45%           0.60%          1.81%           8.84%        22.99%
April 1, 1996 to March 31, 1997.........     4.65%           0.60%          2.22%           4.56%        53.46%
April 1, 1995 to March 31, 1996.........     4.65%           0.60%          2.26%           7.36%        34.31%
April 1, 1994 to March 31, 1995.........     4.95%           0.46%          2.19%           6.32%        37.59%
April 1, 1993 to March 31, 1994.........     4.68%           0.34%          4.33%           4.75%         9.60%

----------------------------------------------------------------------------------------------------------------------
April 1, 1998 to September 30, 1998.....     0.70%(c)        1.10%(c)       1.48%(c)      (10.28%)       15.05%
December 12, 1997 to March 31, 1998.....     0.96%(c)        1.10%(c)       1.56%(c)       13.50%            -

----------------------------------------------------------------------------------------------------------------------
April 1, 1998 to September 30, 1998.....     2.37%(c)        1.15%(c)       1.51%(c)      (17.35%)       42.88%
April 1, 1997 to March 31, 1998.........     2.58%           1.15%          1.57%          31.27%        66.13%
April 1, 1996 to March 31, 1997.........     3.07%           1.15%          1.67%           9.42%        52.93%
April 1, 1995 to March 31, 1996.........     3.25%           1.15%          1.70%          21.70%        61.77%
April 1, 1994 to March 31, 1995.........     3.91%           1.15%          1.72%           6.00%        50.06%
April 1, 1993 to March 31, 1994.........     4.37%           1.15%          1.95%           6.99%        80.13%

----------------------------------------------------------------------------------------------------------------------
April 1, 1998 to September 30, 1998.....     0.38%(c)        1.45%(c)       1.76%(c)      (19.12%)       22.98%
April 1, 1997 to March 31, 1998.........     0.62%           1.45%          1.87%          45.28%        38.85%
April 1, 1996 to March 31, 1997.........     1.30%           1.45%          2.07%          13.01%        24.13%
April 1, 1995 to March 31, 1996.........     1.47%           1.45%          2.16%          27.77%        53.06%
April 1, 1994 to March 31, 1995.........     1.59%           1.46%          2.25%           6.52%        27.20%
April 1, 1993 to March 31, 1994.........     1.38%           1.45%          3.04%          11.38%        32.15%


                                          NET ASSETS AT
                                          END OF PERIOD    AVERAGE
                                             (000'S       COMMISSION
                                            OMITTED)       RATE(d)
                                          -------------   ----------
-------------------------------------------------------------------------------
April 1, 1998 to September 30, 1998.....  $ 14,336          N/A
April 1, 1997 to March 31, 1998.........    12,908          N/A
April 1, 1996 to March 31, 1997.........     8,691          N/A
April 1, 1995 to March 31, 1996.........     6,903          N/A
April 1, 1994 to March 31, 1995.........     5,276          N/A
April 1, 1993 to March 31, 1994.........     3,555          N/A
-------------------------------------------------------------------------------------------
April 1, 1998 to September 30, 1998.....    30,022        0.0690
December 12, 1997 to March 31, 1998.....    33,899        0.0760
-------------------------------------------------------------------------------------------------------
April 1, 1998 to September 30, 1998.....    20,019        0.0287
April 1, 1997 to March 31, 1998.........    24,440        0.0647
April 1, 1996 to March 31, 1997.........    18,163        0.0806
April 1, 1995 to March 31, 1996.........    17,455        0.0973
April 1, 1994 to March 31, 1995.........    13,872            -
April 1, 1993 to March 31, 1994.........    11,355            -
-------------------------------------------------------------------------------------------------------------------
April 1, 1998 to September 30, 1998.....    16,663        0.0696
April 1, 1997 to March 31, 1998.........    19,918        0.0807
April 1, 1996 to March 31, 1997.........    13,109        0.0979
April 1, 1995 to March 31, 1996.........    10,319        0.0993
April 1, 1994 to March 31, 1995.........     7,960            -
April 1, 1993 to March 31, 1994.........     5,060            -

See Notes to Financial Statements.     35      FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 1998 (unaudited)
--------------------------------------------------------------------------------

NOTE 1. ORGANIZATION
Forum Funds-Registered Trademark- (the "Trust") is an open-end management investment company organized as a Delaware business trust. The Trust currently has twenty-two active investment portfolios. The Trust Instrument of the Trust authorizes each Fund to issue an unlimited number of shares of beneficial interest without par value. Investors High Grade Bond Fund, Payson Balanced Fund, Payson Value Fund and Investors Growth Fund are diversified portfolios. All other Funds are non-diversified. Included in this report are the eight Funds listed below (each a "Fund" and collectively the "Funds"). Commencement of operations for each Fund was as follows:

Investors High Grade Bond Fund                      March 16, 1998
Investors Bond Fund                                 October 2, 1989
TaxSaver Bond Fund                                  October 2, 1989
Maine Municipal Bond Fund                           December 5, 1991
New Hampshire Bond Fund                             December 31, 1992
Investors Growth Fund                               December 12, 1997
Payson Balanced Fund                                November 25, 1991
Payson Value Fund                                   July 31, 1992

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
These financial statements are prepared in accordance with generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates.

The following represent significant accounting policies of the Funds:

SECURITY VALUATION-Securities held by the Funds for which market quotations are readily available are valued using the last reported sales price provided by independent pricing services. If no sales are reported, the mean of the last bid and asked price is used. In the absence of readily available market quotations, securities are valued at fair value as determined by the Board of Trustees. Securities with a maturity of 60 days or less held by the Funds are valued at amortized cost.

REPURCHASE AGREEMENTS-Each Fund may invest in repurchase agreements. The Funds, through their custodian, receive delivery of the underlying securities, whose market value must always equal or exceed the repurchase price. The investment adviser is responsible for determining the value of the underlying securities at all times. In the event of default, a Fund may have difficulties disposing of such securities.

INTEREST AND DIVIDEND INCOME-Interest income is accrued as earned. Dividends on securities held by the Funds are recorded on the ex-dividend date.

                                       36      FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 1998 (unaudited)
--------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS-Distributions of net investment income to shareholders are declared daily and paid monthly by all Funds except Investors Growth Fund, Payson Balanced Fund and Payson Value Fund, for which dividends are declared and paid quarterly. Net capital gains, if any, are distributed to shareholders at least annually. Distributions are based on amounts calculated in accordance with applicable income tax regulations.

ORGANIZATION COSTS-The costs incurred by Investors High Grade Bond Fund and Investors Growth Fund in connection with their organization and registration of shares have been capitalized and are being amortized using the straight-line method over a five year period beginning with the commencement of the Funds' operations.

FEDERAL TAXES-Each Fund intends to qualify and continue to qualify each year as a regulated investment company and distribute all of its taxable income. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, each Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required.

EXPENSE ALLOCATION-The Trust accounts separately for the assets and liabilities and operations of each Fund. Expenses that are directly attributable to more than one Fund are allocated among the respective Funds.

REALIZED GAIN AND LOSS-Security transactions are recorded on trade date. Realized gain and loss on investments sold are recorded on the basis of identified cost.

NOTE 3. ADVISORY FEES, SERVICING FEES AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISERS-The investment adviser for Investors High Grade Bond Fund, Investors Bond Fund, TaxSaver Bond Fund, Maine Municipal Bond Fund, New Hampshire Bond Fund and Investors Growth Fund is Forum Investment Advisors, LLC ("Forum Advisors"). Forum Advisors receives an advisory fee of 0.40% of the average daily net assets from Investors High Grade Bond Fund, Investors Bond Fund, TaxSaver Bond Fund, Maine Municipal Bond Fund and New Hampshire Bond Fund and 0.65% of the average daily net assets from Investors Growth Fund. The investment adviser for Payson Balanced Fund and Payson Value Fund is H.M. Payson & Co. ("Payson"). Payson receives an advisory fee of 0.60% and 0.80% of the average daily net assets of Payson Balanced Fund and Payson Value Fund, respectively.

ADMINISTRATOR-The administrator of the Funds, Forum Administrative Services, LLC ("FAdS") receives a management fee for its services to the Funds at an annual rate of 0.20% of the average daily net assets of each Fund.

TRANSFER AGENT-Forum Shareholder Services, LLC ("FSS") serves as the Funds' transfer agent and dividend disbursing agent. For those services, FSS receives an annual fee of $12,000, plus 0.25% of the average daily net assets of each Fund, and an annual shareholder account fee of $18.00 per shareholder account.

                                       37      FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 1998 (unaudited)
--------------------------------------------------------------------------------

DISTRIBUTOR-Forum Financial Services, Inc. ("FFSI"), a registered broker-dealer and a member of the National Association of Securities Dealers, Inc., acts as the distributor of the Funds' shares. For its services, FFSI receives, and may reallocate to certain financial institutions, the sales charge paid by the purchasers of a Fund's shares.

For the six months ended September 30, 1998, FFSI received sales commissions with respect to sales of Investors Bond Fund, TaxSaver Bond Fund, Maine Municipal Bond Fund, New Hampshire Bond Fund and Payson Value Fund. After deducting amounts allowed to authorized dealers and agents, commissions amounted to $47.39, $7.97, $222.76, $121.80 and $174.38, respectively. Maine Municipal
Bond Fund and New Hampshire Bond Fund deducted amounts allowed dealers and agents of $10,730.84 and $370.20, respectively.

OTHER SERVICE PROVIDERS-Forum Accounting Services, LLC ("FAcS") serves as the Trust's fund accountant. FAcS is compensated for such services at an amount of $36,000 per year per Fund, plus certain amounts based upon the asset level of a Fund, as well as the number and types of portfolio transactions of a Fund.

NOTE 4. WAIVER OF FEES AND REIMBURSEMENT OF EXPENSES
FSS, FAdS and Payson have voluntarily undertaken to waive a portion of their fees and assume certain expenses of the Funds so that total expenses of the Funds would not exceed a certain limitation. FSS, FAdS and Payson, at their discretion, may revise or discontinue the voluntary waivers. For the six months ended September 30, 1998, expenses reimbursed and fees waived were as follows:

                                      EXPENSES
                                     REIMBURSED              FEES WAIVED                     TOTAL
                                    ------------  ---------------------------------   EXPENSES REIMBURSED
                                        FAdS       PAYSON        FSS        FAdS        AND FEES WAIVED
                                    ------------  ---------  -----------  ---------  ----------------------
Investors High Grade Bond Fund....   $       --   $      --  $    43,465  $  34,753       $     78,218
Investors Bond Fund...............           --          --      105,632     43,908            149,540
TaxSaver Bond Fund................       20,648          --       48,614     39,078            108,340
Maine Municipal Bond Fund.........       50,787          --       30,625     28,917            110,329
New Hampshire Bond Fund...........       38,498          --       13,651     13,572             65,721
Investors Growth Fund.............           --          --       41,330     21,352             62,682
Payson Balanced Fund..............           --      15,200       25,977         --             41,177
Payson Value Fund.................           --      15,200       14,449         --             29,649

                                       38      FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 1998 (unaudited)
--------------------------------------------------------------------------------

NOTE 5. SECURITY TRANSACTIONS
Cost of purchases and proceeds from sales (including maturities) of portfolio securities (excluding short-term investments) during the six months ended September 30, 1998 were as follows:

                                                         PROCEEDS
                                                        FROM SALES     COST OF    PROCEEDS OF
                                            COST OF        AND          GOV'T        GOV'T
                                           PURCHASES    MATURITIES    PURCHASES    PURCHASES
                                          -----------  ------------  -----------  ------------
Investors High Grade Bond Fund..........  $34,554,799  $33,905,396   $25,895,904  $25,540,315
Investors Bond Fund.....................  61,536,934   45,844,273     40,099,935   31,186,012
TaxSaver Bond Fund......................  16,255,154   15,506,792             --           --
Maine Municipal Bond Fund...............   7,833,680    6,319,497             --           --
New Hampshire Bond Fund.................   6,240,606    5,048,646             --           --
Investors Growth Fund...................   5,214,464    4,557,065             --           --
Payson Balanced Fund....................  10,895,167    9,398,547        809,875    1,063,580
Payson Value Fund.......................   5,254,190    4,180,677             --           --

For federal income tax purposes, the tax basis of investment securities owned as of September 30, 1998 were the same as for financial reporting purposes. The aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value were as follows:

                                                              NET
                                                           UNREALIZED
                               UNREALIZED   UNREALIZED    APPRECIATION
                              APPRECIATION  DEPRECIATION  (DEPRECIATION)
                              ------------  ----------    ------------
Investors High Grade Bond
 Fund.......................  $  1,394,559  $       --    $ 1,394,559
Investors Bond Fund.........     3,335,316     638,006      2,697,310
TaxSaver Bond Fund..........     1,700,293          --      1,700,293
Maine Municipal Bond Fund...     1,585,463          --      1,585,463
New Hampshire Bond Fund.....       617,253          85        617,168
Investors Growth Fund.......    14,373,329   1,305,196     13,068,133
Payson Balanced Fund........     1,588,170   2,587,235       (999,065)
Payson Value Fund...........     4,063,009   1,595,270      2,467,739

NOTE 6. CONCENTRATION OF RISK
The Maine Municipal Bond Fund and New Hampshire Bond Fund invest substantially all of their assets in debt obligations of issuers located in the states of Maine and New Hampshire, respectively. The issuers' abilities to meet their obligations may be affected by Maine and Hew Hampshire economic or political developments.

                                       39      FORUM FUNDS-Registered Trademark-

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
SEPTEMBER 30, 1998 (unaudited)
--------------------------------------------------------------------------------

NOTE 7. ACQUISITION OF FUNDS
As of December 11, 1997, Investors Bond Fund acquired all the net assets of NCBE Fixed Income Trust Fund for Qualified Pension and Profit Sharing Retirement Plans and Trusts and NCBE Fixed Income Common Trust Fund. TaxSaver Bond Fund acquired all the net assets of NCBE Municipal Bond Common Trust Fund. Investors Growth Fund acquired all the net assets of NCBE Discretionary Common Trust Fund and NCBE Equity Common Trust Fund for Self-Employed Individuals' Retirement Plans and Trusts. In addition, as of March 16, 1998, Investors High Grade Bond Fund acquired all the net assets of the CTF Income Fund and the net assets of the CTF Balanced Fund's fixed income segment. The net assets, unrealized gain
(loss) and shares associated with each acquired fund immediately prior to acquisition were as follows:

                                            UNREALIZED      SHARES
       ACQUIRED FUNDS          NET ASSETS   GAIN/(LOSS)    ACQUIRED
----------------------------  ------------  ----------    -----------
NCBE Fixed Income Trust Fund
 for Qualified Pension and
 Profit Sharing Retirement
 Plans and Trusts...........  $ 19,803,770  $       --     1,877,135
NCBE Fixed Income Common
 Trust Fund.................    25,399,670     582,690     2,407,552
NCBE Municipal Bond Common
 Trust Fund.................    19,211,589     711,932     1,780,499
NCBE Discretionary Common
 Trust Fund.................    22,784,623  13,490,984     2,278,462
NCBE Equity Common Trust
 Fund for Self-Employed
 Individuals' Retirement
 Plans and Trusts...........     4,151,850          --       415,185
CTF Income Fund.............    15,238,632     299,777     1,523,863
CTF Balanced Fund (fixed
 income segment)............    18,930,184     315,993     1,893,018

The net assets of Investors Bond Fund, TaxSaver Bond Fund, Investors Growth Fund, and Investors High Grade Bond Fund immediately after the acquisition were:
$75,178,000; $39,858,760; $26,936,473 and $34,168,816, respectively.

                                       40      FORUM FUNDS-Registered Trademark-

                 (This page has been left blank intentionally.)

                 (This page has been left blank intentionally.)

                 (This page has been left blank intentionally.)

[GRAPHIC]
ADMINISTRATOR
FORUM ADMINISTRATIVE SERVICES, LLC


TRANSFER AGENT
FORUM SHAREHOLDER SERVICES, LLC


FORUM FUNDS
P.O. BOX 446
PORTLAND, ME 04112
207-879-0001 (IN PORTLAND, ME)
800-94FORUM (ELSEWHERE)
THIS REPORT IS AUTHORIZED FOR DISTRIBUTION TO SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE FORUM FUNDS' PROSPECTUS.